UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-6337

                              ACCESSOR FUNDS, INC.
                              --------------------
               (Exact name of registrant as specified in charter)

                1420 Fifth Avenue, Suite 3600, Seattle, WA 98101
               (Address of principal executive offices) (Zip code)

                             J. ANTHONY WHATLEY III
                                1420 Fifth Avenue
                                   Suite 3600
                            Seattle, Washington 98101
                     (Name and Address of Agent for Service)
                     ---------------------------------------

                   Copies of all communications, including all
                      communications sent to the agent for
                           service, should be sent to:
                            MICHAEL S. CACCESE, ESQ.
                           Kirkpatrick & Lockhart LLP
                                 75 State Street
                                Boston, MA 02109
                     (Name and address of agent for service)
                     ---------------------------------------

        Registrant's Telephone Number, including Area Code: 206-224-7420
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2005
                                              ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. section 3507.

Item 1. Schedule of Investments.


Accessor Growth Fund

DESCRIPTION                                                                          SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (99.0%)

AEROSPACE & DEFENSE (4.8%)
Boeing                                                                               40,400                      $   2,361,784
Lockheed Martin                                                                      35,500                          2,167,630
Rockwell Collins                                                                     22,700                          1,080,293
United Technologies                                                                   3,000                            304,980
                                                                                                                 -------------
                                                                                                                     5,914,687
AIR FREIGHT & LOGISTICS (1.7%)
United Parcel Service                                                                29,100                          2,116,734
                                                                                                                 -------------
                                                                                                                     2,116,734
AUTOMOBILES (0.5%)
Harley Davidson                                                                      10,100                            583,376
                                                                                                                 -------------
                                                                                                                       583,376
AUTO COMPONENTS (0.4%)
Goodyear Tire & Rubber *                                                             34,200                            456,570
                                                                                                                 -------------
                                                                                                                       456,570
BEVERAGES (2.6%)
Anheuser Busch                                                                       39,200                          1,857,688
Brown Forman                                                                          2,000                            109,500
Pepsi Bottling Group                                                                 20,700                            576,495
PepsiCo                                                                              12,300                            652,269
                                                                                                                 -------------
                                                                                                                     3,195,952
BIOTECHNOLOGY (0.5%)
Gilead Sciences*                                                                     12,700                            454,660
Medimmune *                                                                           6,800                            161,908
                                                                                                                 -------------
                                                                                                                       616,568
BUILDING PRODUCTS (1.2%)
American Standard Companies                                                          11,100                            515,928
Sherwin Williams                                                                     20,800                            914,992
                                                                                                                 -------------
                                                                                                                     1,430,920
CAPITAL MARKETS (0.0%)
Federated Investors                                                                     700                             19,817
                                                                                                                 -------------
                                                                                                                        19,817
CHEMICALS (2.1%)
Dow Chemicals                                                                         2,800                            139,580
Du Pont (EI) De Nemours                                                               1,300                             66,612
Ecolab                                                                               41,300                          1,364,965
Hercules *                                                                           19,100                            276,568
Praxair                                                                               4,000                            191,440
Sigma Aldrich                                                                        10,200                            624,750
                                                                                                                 -------------
                                                                                                                     2,663,915
COMMERCIAL SERVICES & SUPPLIES (3.5%)
Apollo Group *                                                                        8,500                            629,510
Automatic Data Processing                                                            29,000                          1,303,550
Avery Dennison                                                                       14,100                            873,213
Cintas                                                                                1,900                             78,489
Equifax                                                                               3,100                             95,139
Pitney Bowes                                                                         21,400                            965,568
Robert Half International                                                            15,100                            407,096
                                                                                                                 -------------
                                                                                                                     4,352,565
COMMUNICATIONS EQUIPMENT (1.1%)
Qualcomm *                                                                           38,400                          1,407,360
                                                                                                                 -------------
                                                                                                                     1,407,360
COMPUTERS & PERIPHERALS (3.7%)
Apple Computer *                                                                     55,900                          2,329,353
Dell *                                                                               15,100                            580,142
International Business Machines                                                       8,069                            737,345
Lexmark International Group *                                                         9,200                            735,724
QLogic *                                                                              4,400                            178,200
                                                                                                                 -------------
                                                                                                                     4,560,764
CONSTRUCTION & ENGINEERING (0.3%)
Fluor                                                                                 6,800                            376,924
                                                                                                                 -------------
                                                                                                                       376,924
CONSUMER FINANCE (0.0%)
American Express                                                                        500                             25,685
                                                                                                                 -------------
                                                                                                                        25,685

DESCRIPTION                                                                          SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING (0.8%)
Ball                                                                                 16,500                            684,420
Pactiv *                                                                              7,100                            165,785
Sealed Air *                                                                          2,700                            140,238
                                                                                                                 -------------
                                                                                                                       990,443
DIVERSIFIED FINANCIAL SERVICES (1.9%)
Moody's                                                                              17,500                          1,415,050
SLM                                                                                  18,000                            897,120
                                                                                                                 -------------
                                                                                                                     2,312,170
ELECTRICAL UTILITIES (1.2%)
TXU                                                                                  18,500                          1,473,155
                                                                                                                 -------------
                                                                                                                     1,473,155
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.6%)
Rockwell Automation                                                                   4,700                            266,208
Waters *                                                                             15,200                            544,008
                                                                                                                 -------------
                                                                                                                       810,216
ENERGY EQUIPMENT & SERVICES (3.4%)
Baker Hughes                                                                          7,600                            338,124
BJ Services                                                                          33,600                          1,743,168
Halliburton                                                                             400                             17,300
Schlumberger                                                                         29,400                          2,072,112
                                                                                                                 -------------
                                                                                                                     4,170,704
FOOD & STAPLES RETAILING (2.9%)
Sysco                                                                                   400                             14,320
Walgreen                                                                             26,300                          1,168,246
Wal-Mart Stores                                                                      48,200                          2,415,302
                                                                                                                 -------------
                                                                                                                     3,597,868
FOOD PRODUCTS (7.3%)
Campbell Soup                                                                         4,300                            124,786
Hershey Foods                                                                        35,900                          2,170,514
H.J. Heinz                                                                           10,400                            383,136
Kellogg                                                                              41,300                          1,787,051
McCormick & Company                                                                  30,000                          1,032,900
Sara Lee                                                                             73,500                          1,628,760
Wm Wrigley Jr.                                                                       29,400                          1,927,758
                                                                                                                 -------------
                                                                                                                     9,054,905
HEALTH CARE PROVIDERS & SERVICES (2.3%)
Express Scripts *                                                                       700                             61,033
Quest Diagnostic                                                                        600                             63,078
United Health Group                                                                  29,300                          2,794,634
                                                                                                                 -------------
                                                                                                                     2,918,745
HEALTH CARE EQUIPMENT & SUPPLIES (7.0%)
Baxter International                                                                 16,800                            570,864
Becton Dickinson                                                                     35,300                          2,062,226
Biomet                                                                                7,300                            264,990
C.R. Bard                                                                            17,800                          1,211,824
Guidant                                                                              14,600                          1,078,940
Hospira *                                                                             2,100                             67,767
Medtronic                                                                            11,300                            575,735
St Jude Medical *                                                                    41,800                          1,504,800
Stryker                                                                              17,500                            780,675
Zimmer Holdings *                                                                     7,650                            595,247
                                                                                                                 -------------
                                                                                                                     8,713,068
HOTELS, RESTAURANTS & LEISURE (5.0%)
Harrah's Entertainment                                                                7,400                            477,892
International Game Technology                                                         3,000                             79,980
Marriott International                                                               19,900                          1,330,514
Starbucks *                                                                          63,300                          3,270,078
Yum! Brands                                                                          21,100                          1,093,191
                                                                                                                 -------------
                                                                                                                     6,251,655
HOUSEHOLD DURABLES (1.3%)
Black & Decker                                                                       18,300                          1,445,517
Fortune Brands                                                                        1,900                            153,197
Newell Rubbermaid                                                                       300                              6,582
Stanley Works                                                                           800                             36,216
                                                                                                                 -------------
                                                                                                                     1,641,512

DESCRIPTION                                                                          SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS (3.6%)
Clorox                                                                               19,200                          1,209,408
Colgate Palmolive                                                                     1,000                             52,170
Kimberly Clark                                                                       17,600                          1,156,848
Procter & Gamble                                                                     39,200                          2,077,600
                                                                                                                 -------------
                                                                                                                     4,496,026
INDUSTRIAL CONGLOMERATES (5.0%)
General Electric                                                                    163,800                          5,906,628
3M                                                                                    3,100                            265,639
                                                                                                                 -------------
                                                                                                                     6,172,267
INTERNET & CATALOG RETAIL (0.8%)
eBay *                                                                               26,000                            968,760
                                                                                                                 -------------
                                                                                                                       968,760
INTERNET SOFTWARE & SERVICES (1.0%)
Yahoo! *                                                                             37,300                          1,264,470
                                                                                                                 -------------
                                                                                                                     1,264,470
IT SERVICES (1.8%)
First Data                                                                           55,600                          2,185,636
                                                                                                                 -------------
                                                                                                                     2,185,636
LEISURE EQUIPMENT & PRODUCTS (0.0%)
Mattel                                                                                2,700                             57,645
                                                                                                                 -------------
                                                                                                                        57,645
MACHINERY (2.7%)
Danaher                                                                              33,000                          1,762,530
Illinois Tool Works                                                                  11,800                          1,056,454
Paccar                                                                                8,000                            579,120
                                                                                                                 -------------
                                                                                                                     3,398,104
MEDIA (0.2%)
McGraw Hill                                                                           1,800                            157,050
Meredith                                                                              3,200                            149,600
                                                                                                                 -------------
                                                                                                                       306,650
METALS & MINING (0.2%)
Allegheny Technologies                                                                6,000                            144,660
Freeport-McMoran                                                                      1,300                             51,493
                                                                                                                 -------------
                                                                                                                       196,153
MULTILINE RETAIL (1.9%)
Dollar General                                                                       34,900                            764,659
Target                                                                               31,000                          1,550,620
                                                                                                                 -------------
                                                                                                                     2,315,279
MULTI-UTILITIES & UNREGULATED POWER (0.1%)
AES *                                                                                 5,900                             96,642
                                                                                                                 -------------
                                                                                                                        96,642
OIL & GAS (5.7%)
Exxon Mobil                                                                         114,500                          6,824,200
XTO Energy                                                                            7,200                            236,448
                                                                                                                 -------------
                                                                                                                     7,060,648
PERSONAL PRODUCTS (5.3%)
Avon Products                                                                        73,300                          3,147,502
Gillette                                                                             67,200                          3,392,256
                                                                                                                 -------------
                                                                                                                     6,539,758
PHARMACEUTICALS (4.0%)
Abbott Laboratories                                                                   3,600                            167,832
Allergan                                                                                100                              6,947
Eli Lilly & Co                                                                          200                             10,420
Forest Labratories *                                                                    900                             33,255
Johnson & Johnson                                                                    48,100                          3,230,396
Merck                                                                                28,100                            909,597
Schering-Plough                                                                      20,000                            363,000
Wyeth                                                                                 4,900                            206,682
                                                                                                                 -------------
                                                                                                                     4,928,129
REAL ESTATE (0.2%)
Simon Property Group                                                                  3,200                            193,856
                                                                                                                 -------------
                                                                                                                       193,856
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.5%)
Intel                                                                                19,400                            450,662
Maxim Intergrated Products                                                            2,700                            110,349
                                                                                                                 -------------
                                                                                                                       561,011

DESCRIPTION                                                                          SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------
SOFTWARE (5.9%)
Adobe Systems                                                                         9,900                            664,983
Autodesk                                                                             35,000                          1,041,600
Electronic Arts *                                                                     8,900                            460,842
Intuit *                                                                              2,500                            109,425
Microsoft                                                                           169,500                          4,096,815
Symantec *                                                                           42,100                            897,993
                                                                                                                 -------------
                                                                                                                     7,271,658
SPECIALTY RETAIL (1.7%)
Autozone *                                                                            3,000                            257,100
Bed Bath & Beyond *                                                                   7,000                            255,780
GAP Stores                                                                            6,500                            141,960
Home Depot                                                                           29,000                          1,108,960
Lowe's                                                                                5,300                            302,577
                                                                                                                 -------------
                                                                                                                     2,066,377
TEXTILES, APPAREL & LUXURY GOODS (1.2%)
Nike Inc - Class B                                                                   17,500                          1,457,925
                                                                                                                 -------------
                                                                                                                     1,457,925
TOBACCO (1.1%)
Altria Group                                                                          5,900                            385,801
UST                                                                                  18,400                            951,280
                                                                                                                 -------------
                                                                                                                     1,337,081
WIRELESS TELECOMMUNICATION SERVICES (0.0%)
Nextel Communications *                                                                 300                              8,526
                                                                                                                 -------------
                                                                                                                         8,526

TOTAL COMMON STOCK (IDENTIFIED COST $109,861,229)                                                                  122,538,879
                                                                                                                 -------------


                                                                  INTEREST          MATURITY       PRINCIPAL
SHORT-TERM INVESTMENTS (1.0%)                                       RATE              DATE           AMOUNT          VALUE
                                                               ---------------------------------------------------------------

     FIFTH THIRD REPURCHASE AGREEMENT                              2.500%          04/01/2005     $ 1,237,658    $   1,237,658
     DATED 3/31/05 (Repurchase value $1,237,744
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,237,658)                                                            1,237,658
                                                                                                                 -------------

TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $111,098,887)(1)                                                       123,776,537

TOTAL LIABILITIES LESS OTHER ASSETS (0.0%)                                                                             (27,666)
                                                                                                                 -------------

TOTAL NET ASSETS (100.0%)                                                                                        $ 123,748,871
                                                                                                                 =============

*   Non-income producing security.
(1) See Note 6 for important tax information.

SEE NOTES TO FINANCIAL STATEMENTS FOR ADDITIONAL INFORMATION.

Accessor Value Fund

DESCRIPTION                                                                          SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (97.7%)

AEROSPACE & DEFENSE (2.9%)
General Dynamics                                                                      8,100                      $     867,105
United Technologies                                                                  19,800                          2,012,868
                                                                                                                 -------------
                                                                                                                     2,879,973
BIOTECHNOLOGY (1.0%)
Genzyme *                                                                            16,900                            967,356
                                                                                                                 -------------
                                                                                                                       967,356
BUILDING PRODUCTS (0.5%)
Sherwin Williams                                                                     10,600                            466,294
                                                                                                                 -------------
                                                                                                                       466,294
CAPITAL MARKETS (3.0%)
Goldman Sachs                                                                         7,200                            791,928
JP Morgan Chase                                                                      13,300                            460,180
Lehman Brothers Holdings                                                             11,900                          1,120,504
Morgan Stanley                                                                        9,400                            538,150
                                                                                                                 -------------
                                                                                                                     2,910,762
CHEMICALS (0.8%)
Air Products & Chemicals                                                              7,100                            449,359
Rohm & Haas                                                                           7,400                            355,200
                                                                                                                 -------------
                                                                                                                       804,559
COMMERCIAL BANKS (10.4%)
Bank of America                                                                     106,000                          4,674,600
Comerica                                                                             28,100                          1,547,748
KeyCorp                                                                              29,000                            941,050
National City                                                                        48,700                          1,631,450
North Fork Bancorp                                                                   10,200                            282,948
Popular                                                                              20,000                            486,400
Unionbancal                                                                          10,500                            643,125
                                                                                                                 -------------
                                                                                                                    10,207,321
COMMERCIAL SERVICES & SUPPLIES (2.8%)
Cendant                                                                              25,000                            513,500
Convergys *                                                                          26,200                            391,166
First Data                                                                           17,812                            700,190
Hubbell - Class B                                                                     7,400                            378,140
Waste Management                                                                     27,000                            778,950
                                                                                                                 -------------
                                                                                                                     2,761,946
COMMUNICATIONS EQUIPMENT (2.3%)
Motorola                                                                            105,600                          1,580,832
Scientific-Atlanta                                                                   23,300                            657,526
                                                                                                                 -------------
                                                                                                                     2,238,358
COMPUTERS & PERIPHERALS (1.0%)
EMC *                                                                                19,200                            236,544
Qlogic *                                                                             17,600                            712,800
                                                                                                                 -------------
                                                                                                                       949,344
CONSTRUCTION MATERIALS (0.3%)
Lafarge                                                                               5,400                            315,630
                                                                                                                 -------------
                                                                                                                       315,630
DIVERSIFIED FINANCIAL SERVICES (8.7%)
American Capital                                                                     29,700                            932,877
Capital One Financial                                                                17,100                          1,278,567
Citigroup                                                                           112,187                          5,041,684
MBNA                                                                                 52,900                          1,298,695
                                                                                                                 -------------
                                                                                                                     8,551,823
DIVERSIFIED TELECOMMUNICATION SERVICES (4.5%)
CenturyTel                                                                           26,900                            883,396
Citizens Communications                                                              62,300                            806,162
Sprint - FON                                                                         66,000                          1,501,500
Verizon Communications                                                               35,600                          1,263,800
                                                                                                                 -------------
                                                                                                                     4,454,858
ELECTRIC UTILITIES (3.4%)
American Electric Power                                                              41,500                          1,413,490
Exelon                                                                               20,100                            922,389
Puget Energy                                                                         15,300                            337,212
Xcel Energy                                                                          38,000                            652,840
                                                                                                                 -------------
                                                                                                                     3,325,931
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
Tektronix                                                                            18,900                            463,617
                                                                                                                 -------------
                                                                                                                       463,617
ENERGY EQUIPMENT & SERVICES (0.8%)
Halliburton                                                                          10,600                            458,450
UGI                                                                                   6,500                            295,230
                                                                                                                 -------------
                                                                                                                       753,680

DESCRIPTION                                                                          SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS (0.2%)
Bunge                                                                                 4,500                            242,460
                                                                                                                 -------------
                                                                                                                       242,460
FOOD & STAPLES RETAILING (0.4%)
SuperValu                                                                            13,300                            443,555
                                                                                                                 -------------
                                                                                                                       443,555
GAS UTILITIES (0.4%)
Nisource                                                                             18,600                            423,894
                                                                                                                 -------------
                                                                                                                       423,894
HEALTH CARE PROVIDERS & SERVICES (3.5%)
Aetna                                                                                 5,400                            404,730
Cigna                                                                                 7,400                            660,820
HCA                                                                                  23,500                          1,258,895
Health Net *                                                                         13,400                            438,314
Humana *                                                                             13,600                            434,384
Pacificare Health Systems *                                                           4,400                            250,448
                                                                                                                 -------------
                                                                                                                     3,447,591
HOTELS, RESTAURANTS & LEISURE (1.3%)
McDonalds                                                                            40,500                          1,261,170
                                                                                                                 -------------
                                                                                                                     1,261,170
HOUSEHOLD DURABLES (1.2%)
Centex                                                                                3,700                            211,899
DR Horton                                                                            17,600                            514,623
Hovnanian Enterprises *                                                               3,900                            198,900
Pulte Homes                                                                           4,000                            294,520
                                                                                                                 -------------
                                                                                                                     1,219,942
INDUSTRIAL CONGLOMERATES (1.0%)
Tyco International                                                                   29,100                            983,580
                                                                                                                 -------------
                                                                                                                       983,580
INSURANCE (8.6%)
Ace                                                                                  18,800                            775,876
Allstate                                                                             13,500                            729,810
AMBAC Financial Group                                                                 8,900                            665,275
American International Group                                                         24,600                          1,363,086
Hartford Financial Services Group                                                     9,000                            617,040
MBIA                                                                                 11,000                            575,080
St. Paul Companies                                                                   48,159                          1,768,880
UnumProvident                                                                        79,700                          1,356,494
XL Capital - Class A                                                                  8,100                            586,197
                                                                                                                 -------------
                                                                                                                     8,437,738
IT SERVICES (0.8%)
Computer Sciences *                                                                  10,100                            463,085
Sabre Holdings                                                                       15,300                            334,764
                                                                                                                 -------------
                                                                                                                       797,849
MACHINERY (3.4%)
Caterpillar                                                                           7,400                            676,656
Deere                                                                                 9,900                            664,587
Eaton                                                                                11,000                            719,400
Ingersoll-Rand                                                                        8,200                            653,130
Parker Hannifin                                                                      11,200                            682,304
                                                                                                                 -------------
                                                                                                                     3,396,077
MEDIA (7.2%)
Comcast *                                                                            40,773                          1,377,312
Gannett                                                                               5,400                            427,032
Liberty Media *                                                                      51,300                            531,981
Time Warner *                                                                       148,400                          2,604,420
Viacom                                                                               51,700                          1,800,711
Walt Disney                                                                          12,000                            344,760
                                                                                                                 -------------
                                                                                                                     7,086,216
METALS & MINING (0.4%)
Phelps Dodge                                                                          3,600                            366,228
                                                                                                                 -------------
                                                                                                                       366,228
MULTILINE RETAIL (0.3%)
The Neiman Marcus Group                                                               3,500                            320,285
                                                                                                                 -------------
                                                                                                                       320,285
OFFICE ELECTRONICS (0.6%)
Xerox *                                                                              39,400                            596,910
                                                                                                                 -------------
                                                                                                                       596,910
OIL & GAS (9.6%)
ChevronTexaco                                                                        41,754                          2,434,676
ConocoPhillips                                                                       30,523                          3,291,600
Devon Energy                                                                          5,612                            267,973
Occidental Petroleum                                                                 31,200                          2,220,504
Unocal                                                                                4,400                            271,436
Valero Energy                                                                        12,400                            908,548
                                                                                                                 -------------
                                                                                                                     9,394,737
PAPER & FOREST PRODUCTS (1.7%)
Weyerhaeuser                                                                         24,900                          1,705,650
                                                                                                                 -------------
                                                                                                                     1,705,650

DESCRIPTION                                                                          SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS (4.3%)
King Pharmaceuticals *                                                               26,100                            216,891
Millennium Pharmaceutical *                                                          30,800                            259,336
Pfizer                                                                              143,100                          3,759,237
                                                                                                                 -------------
                                                                                                                     4,235,464
REAL ESTATE (0.8%)
Archstone Smith                                                                      12,800                            436,608
Istar Financial                                                                       9,300                            382,974
                                                                                                                 -------------
                                                                                                                       819,582
ROAD AND RAIL (0.2%)
Yellow Roadway *                                                                      3,100                            181,474
                                                                                                                 -------------
                                                                                                                       181,474
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.0%)
Applied Materials *                                                                  36,200                            588,250
Texas Instruments                                                                    52,800                          1,345,872
                                                                                                                 -------------
                                                                                                                     1,934,122
SPECIALTY RETAIL (0.7%)
Limited Brands                                                                       27,581                            670,218
                                                                                                                 -------------
                                                                                                                       670,218
TEXTILES, APPAREL & LUXURY GOODS (0.2%)
V.F.                                                                                  2,500                            147,850
                                                                                                                 -------------
                                                                                                                       147,850
TRADING COMPANIES & DISTRIBUTORS (0.4%)
W.W. Grainer                                                                          6,300                            392,301
                                                                                                                 -------------
                                                                                                                       392,301
THRIFTS & MORTGAGE FINANCE (4.4%)
Countrywide Financial                                                                42,600                          1,382,796
FHLMC                                                                                26,700                          1,687,440
FNMA                                                                                  6,000                            326,700
Golden West Financial                                                                15,600                            943,800
                                                                                                                 -------------
                                                                                                                     4,340,736
TOBACCO (1.2%)
Altria Group                                                                         17,700                          1,157,403
                                                                                                                 -------------
                                                                                                                     1,157,403

TOTAL COMMON STOCK (IDENTIFIED COST $85,361,403)                                                                    96,054,484
                                                                                                                 -------------


                                                                 INTEREST       MATURITY        PRINCIPAL
SHORT-TERM INVESTMENTS (2.1%)                                      RATE           DATE            AMOUNT             VALUE
                                                              ----------------------------------------------------------------

     FIFTH THIRD REPURCHASE AGREEMENT                             2.500%        04/01/2005     $ 1,972,663       $   1,972,663
     DATED 3/31/05 (Repurchase value $1,972,800
     collateralized by U.S. Government Agency Securities)
     United States Treasury Bill(1)                               2.510%        05/26/2005         125,000             124,492

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,097,155)                                                            2,097,155
                                                                                                                 -------------

TOTAL INVESTMENTS (99.8%) (IDENTIFIED COST $87,458,558)(2)                                                          98,151,639

TOTAL OTHER ASSETS LESS LIABILITIES (0.2%)                                                                             179,702
                                                                                                                 -------------

TOTAL NET ASSETS (100.0%)                                                                                        $  98,331,341
                                                                                                                 =============


OUTSTANDING FUTURES CONTRACTS

                                                                                                                   UNREALIZED
                                                                                  UNITS PER       CURRENT        APPRECIATION/
TYPE                                                EXPIRATION     CONTRACTS      CONTRACT         VALUE         (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------

EMINI S&P 500 FUTURE                                06/17/2005        22             50         $ 1,302,400      $     (33,440)

*   Non-income producing security.
(1) Security has been segregated as collateral to cover margin requirements for open futures contracts as of March 31, 2005.
(2) See Note 6 for important tax information.

SEE NOTES TO FINANCIAL STATEMENTS FOR ADDITIONAL INFORMATION.

Accessor Small to Mid Cap Fund

DESCRIPTION                                                                          SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (98.9%)

AEROSPACE & DEFENSE (1.7%)
Alliant Techsystems *                                                                17,200                      $   1,228,940
United Defense Industries                                                            21,200                          1,556,504
                                                                                                                 -------------
                                                                                                                     2,785,444
AIR FREIGHT & LOGISTICS (1.1%)
The Brink's                                                                           8,600                            297,560
CNF                                                                                  21,800                          1,020,022
Pacer International *                                                                21,000                            501,690
                                                                                                                 -------------
                                                                                                                     1,819,272
AIRLINES (0.2%)
Continental Airlines *                                                               19,000                            228,760
Pinnacle Airlines *                                                                   9,300                             98,766
                                                                                                                 -------------
                                                                                                                       327,526
AUTO COMPONENTS (0.1%)
Midas *                                                                               6,000                            136,980
Strattec Security *                                                                   1,500                             80,370
                                                                                                                 -------------
                                                                                                                       217,350
AUTOMOBILES (0.2%)
Wabash National                                                                      11,300                            275,720
                                                                                                                 -------------
                                                                                                                       275,720
BEVERAGES (0.8%)
Coca-Cola Bottling                                                                    2,800                            146,468
Constellation Brands *                                                               14,300                            756,041
PepsiAmericas                                                                        20,400                            462,264
                                                                                                                 -------------
                                                                                                                     1,364,773
BIOTECHNOLOGY (2.1%)
Affymetrix *                                                                          3,200                            137,088
Applera *                                                                             8,700                             89,175
Diversa *                                                                            17,900                             89,142
Genencor International *                                                             24,800                            476,904
Genentech *                                                                          20,600                          1,166,166
Invitrogen *                                                                         17,600                          1,217,920
Kosan Biosciences *                                                                  35,300                            144,730
Maxygen *                                                                            17,100                            146,718
                                                                                                                 -------------
                                                                                                                     3,467,843
BUILDING PRODUCTS (0.2%)
Penn Engineering & Manufacturing                                                      5,900                            106,495
US Concrete *                                                                        22,000                            137,940
USG *                                                                                 3,900                            129,324
                                                                                                                 -------------
                                                                                                                       373,759
CAPITAL MARKETS (1.9%)
Affiliated Managers Group *                                                           8,400                            521,052
Eaton Vance                                                                          61,600                          1,443,904
Investment Technology *                                                               4,900                             85,750
Jefferies Group                                                                       4,400                            165,792
SEI Investments Company                                                              10,300                            372,448
SWS Group                                                                            35,800                            573,874
                                                                                                                 -------------
                                                                                                                     3,162,820
CHEMICALS (1.3%)
Airgas                                                                                7,900                            188,731
Arch Chemicals                                                                        7,400                            210,678
Compass Minerals International                                                        5,900                            150,155
Lubrizol                                                                              8,100                            329,184
Lyondell Chemical                                                                     3,800                            106,096
OM Group *                                                                           34,500                          1,049,490
Senomyx *                                                                            14,600                            173,886
                                                                                                                 -------------
                                                                                                                     2,208,220

DESCRIPTION                                                                          SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS (4.6%)
BankAtlantic Bancorp                                                                 45,000                            783,000
Bankunited Financial - Class A *                                                     15,100                            405,586
Banner                                                                                8,600                            231,942
First Indiana                                                                         3,700                             89,540
Firstmerit                                                                           20,800                            556,608
F.N.B.                                                                                5,400                            103,410
Independent Bank                                                                      6,400                            184,128
PAB Bankshares                                                                        3,900                             54,600
PFF Bancorp                                                                          26,880                            741,888
Popular                                                                              49,700                          1,208,704
Republic Bancorp                                                                      8,516                            189,172
SNB Bancshares *                                                                      2,400                             27,144
Suffolk Bancorp                                                                       2,100                             69,363
TD Banknorth *                                                                        3,479                            108,684
The Toronto-Dominion Bank                                                             1,669                             69,013
UMB Financial                                                                        18,825                          1,071,519
Unionbancal                                                                          27,800                          1,702,750
WP Carey                                                                              3,300                            100,221
                                                                                                                 -------------
                                                                                                                     7,697,272
COMMERCIAL SERVICES & SUPPLIES (4.4%)
Acxiom                                                                               22,800                            477,204
Brooktrout *                                                                         11,000                            123,750
Carriage Services *                                                                  46,700                            260,119
Checkfree *                                                                          13,000                            529,880
Corrections Corporation Of America *                                                 16,700                            644,620
Forrester Research *                                                                  8,800                            123,904
G & K Services                                                                        5,800                            233,682
Global Payments                                                                       9,780                            630,712
Imagistics International *                                                            9,900                            345,807
ITT Educational Services *                                                            8,100                            392,850
John H. Harland                                                                       6,700                            230,212
Kforce *                                                                              9,000                             98,910
Learning Tree International *                                                         7,000                            100,870
Maximus                                                                              20,400                            683,196
Medical Staffing Network *                                                           27,700                            183,097
Pomeroy Computer Resources *                                                         11,000                            163,900
Prepaid Legal Services                                                                6,400                            216,576
Servicemaster                                                                        38,700                            522,450
Sourcecorp *                                                                         19,700                            396,758
Synagro Technologies *                                                               18,500                             86,950
UniFirst                                                                              2,100                             83,790
Vertrue *                                                                            21,100                            747,784
                                                                                                                 -------------
                                                                                                                     7,277,021
COMMUNICATIONS EQUIPMENT (1.6%)
Arris Group *                                                                        19,200                            132,672
Commscope *                                                                          31,200                            466,752
Communications Systems                                                               11,900                            135,660
Emulex *                                                                             51,000                            960,840
Harris                                                                               11,200                            365,680
Juniper Networks *                                                                    9,600                            211,776
Silicon Laboratories *                                                               12,000                            356,520
                                                                                                                 -------------
                                                                                                                     2,629,900
COMPUTERS & PERIPHERALS (0.9%)
Computer Network Technology *                                                        47,500                            219,450
Storage Technology *                                                                 29,000                            893,200
Zebra Technologies *                                                                  7,200                            341,928
                                                                                                                 -------------
                                                                                                                     1,454,578
CONSTRUCTION MATERIALS (0.2%)
Hughes Supply                                                                        10,300                            306,425
                                                                                                                 -------------
                                                                                                                       306,425
CONSUMER DURABLES (0.4%)
Lennar                                                                                7,000                            396,760
Palm Harbor Homes *                                                                  14,300                            232,518
                                                                                                                 -------------
                                                                                                                       629,278
CONSUMER FINANCE (0.9%)
AmeriCredit *                                                                        13,900                            325,816
CompuCredit *                                                                        39,100                          1,040,842
Credit Acceptance *                                                                  10,100                            199,778
                                                                                                                 -------------
                                                                                                                     1,566,436

DESCRIPTION                                                                          SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING (1.0%)
AEP Industries *                                                                      6,400                            125,760
Caraustar Industries *                                                               12,000                            154,800
Crown Holdings *                                                                     17,600                            273,856
Siligan Holdings                                                                     11,800                            766,764
Sonoco                                                                                9,600                            276,960
                                                                                                                 -------------
                                                                                                                     1,598,140
DISTRIBUTORS (0.4%)
Brightpoint *                                                                        36,525                            684,113
                                                                                                                 -------------
                                                                                                                       684,113
DIVERSIFIED FINANCIAL SERVICES (5.5%)
Astoria Financial                                                                    45,000                          1,138,500
Berkshire Hathaway *                                                                     58                          5,046,000
Cash Amer International                                                               4,100                             89,913
City Holding                                                                          4,700                            138,814
City National                                                                         3,200                            223,424
FactSet Research Systems                                                             19,050                            628,840
Firstfed Financial *                                                                  6,100                            311,161
Hudson United Bancorp                                                                18,500                            652,125
Instinet *                                                                           26,100                            153,468
Nelnet *                                                                              8,600                            273,738
Student Loan                                                                          1,400                            292,614
UICI                                                                                  5,200                            126,100
                                                                                                                 -------------
                                                                                                                     9,074,697
DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Aspect Communications *                                                               9,800                            102,018
Cincinnati Bell *                                                                    26,500                            112,625
Intrado *                                                                            13,900                            170,970
Shenandoah Telecommunications                                                         4,100                            127,100
                                                                                                                 -------------
                                                                                                                       512,713
ELECTRIC UTILITIES (0.6%)
Central Vermont Public Service                                                       18,000                            404,640
Pepco Holdings                                                                       25,500                            535,245
Unitil                                                                                1,100                             28,105
                                                                                                                 -------------
                                                                                                                       967,990
ELECTRICAL EQUIPMENT (1.5%)
Atmel *                                                                              31,200                             92,040
Belden                                                                               24,850                            551,918
Mestek *                                                                              1,800                             40,590
Napco Security Systems *                                                             70,100                            738,153
Pentair                                                                              16,400                            639,600
SPX                                                                                   8,000                            346,240
Technitrol *                                                                         11,200                            167,104
                                                                                                                 -------------
                                                                                                                     2,575,645
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
Arrow Electronics *                                                                   8,700                            220,545
Avnet *                                                                              18,300                            337,086
Checkpoint Systems *                                                                 29,700                            501,336
Information Resources *                                                              66,500                             53,200
Planar Systems *                                                                     16,800                            151,536
Siliconix *                                                                           7,800                            275,184
Vishay Intertechnology *                                                             10,800                            134,244
                                                                                                                 -------------
                                                                                                                     1,673,131
ENERGY EQUIPMENT & SERVICES (2.3%)
Cooper Cameron*                                                                      10,600                            606,426
Dril-Quip *                                                                          16,200                            497,988
Gulf Island Fabrication                                                              13,800                            323,748
Kaneb Services                                                                       12,700                            541,655
Smith International                                                                   4,800                            301,104
TETRA Technologies *                                                                 12,200                            346,968
Veritas *                                                                            39,400                          1,180,424
                                                                                                                 -------------
                                                                                                                     3,798,313
FOOD & STAPLES RETAILING (0.6%)
BJ's Wholesale Club *                                                                10,600                            329,236
J&J Snack Foods                                                                       2,000                             93,660
Ruddick                                                                              16,800                            388,920
Spartan Stores *                                                                     16,900                            179,816
                                                                                                                 -------------
                                                                                                                       991,632

DESCRIPTION                                                                          SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS (2.2%)
Chiquita Brands International                                                        36,300                            972,114
Corn Products International                                                           6,800                            176,732
Hormel Foods                                                                         33,900                          1,054,629
Kraft Foods                                                                          10,000                            330,500
Lance                                                                                10,500                            168,735
Pilgrim's Pride                                                                       2,500                             89,300
Tyson Foods                                                                          46,600                            777,288
                                                                                                                 -------------
                                                                                                                     3,569,298
GAS UTILITIES (0.8%)
Equitable Resources                                                                   2,500                            143,600
Laclede Group                                                                         6,400                            186,880
TC Pipelines                                                                          2,100                             75,285
UGI                                                                                  20,850                            947,007
                                                                                                                 -------------
                                                                                                                     1,352,772
HEALTH CARE PROVIDERS & SERVICES (3.9%)
Alliance Imaging *                                                                   43,600                            416,380
AMN Healthcare Services *                                                            18,900                            300,699
Coventry Health Care *                                                               11,100                            756,354
Davita *                                                                             19,350                            809,798
Health Net *                                                                          9,400                            307,474
Healthextras *                                                                       26,700                            444,555
HealthTronics *                                                                      25,400                            273,304
Henry Schein *                                                                       15,600                            559,104
Pacificare Health Systems *                                                           7,700                            438,284
Pediatrix Med Group *                                                                 6,800                            466,412
Sierra Health Services *                                                             25,000                          1,596,000
                                                                                                                 -------------
                                                                                                                     6,368,364
HEALTH CARE EQUIPMENT & SUPPLIES (3.0%)
Angelica                                                                             10,000                            280,000
Arrow International                                                                   7,000                            240,450
Cantel Medical *                                                                      9,600                            278,016
Closure Medical Group *                                                               7,100                            189,570
CTI Molecular Imaging *                                                              12,500                            253,375
CYTYC *                                                                               9,400                            216,294
Datascope                                                                             5,200                            159,016
Gen-Probe *                                                                          23,200                          1,033,792
Hillenbrand Industries                                                                8,100                            449,307
IDX Systems *                                                                         8,600                            298,678
Kensey Nash *                                                                         4,700                            127,276
PSS World Medical *                                                                  17,600                            200,112
Utah Medical Products                                                                 4,000                             88,000
Varian Med Systems *                                                                 18,000                            617,040
Vital Signs                                                                          12,500                            498,625
                                                                                                                 -------------
                                                                                                                     4,929,551
HOTELS, RESTAURANTS & LEISURE (4.1%)
Bally Total Fitness *                                                                31,200                            108,576
Boyd Gaming                                                                          22,500                          1,173,375
Caesars Entertainment *                                                              19,000                            376,010
California Pizza Kitchen *                                                           22,100                            518,024
Checkers Drive-In Restaurant *                                                       45,400                            599,734
Dave & Buster's *                                                                    13,100                            244,970
International Speedway                                                               10,400                            564,200
Jack in the Box *                                                                     4,600                            170,660
John Q Hammons *                                                                      4,600                             99,314
Lone Star SteakHouse                                                                 25,400                            734,187
MGM Mirage *                                                                         11,800                            835,676
Pegasus Solutions *                                                                  13,200                            156,024
Station Casinos                                                                       6,000                            405,300
Vail Resorts *                                                                        7,100                            179,275
Weight Watchers International *                                                      14,200                            610,316
                                                                                                                 -------------
                                                                                                                     6,775,641
HOUSEHOLD DURABLES (3.7%)
Chattem *                                                                            14,300                            635,921
Energizer Holdings *                                                                 32,500                          1,943,500
Harman International Industry                                                         8,400                            743,064
NVR *                                                                                 2,200                          1,727,000
Rayovac *                                                                            17,200                            715,520
Ryland Group                                                                          5,400                            334,908
                                                                                                                 -------------
                                                                                                                     6,099,913
INDUSTRIAL CONGLOMERATES (0.8%)
Standex International                                                                 3,100                             84,630
Walter Industries                                                                    28,400                          1,208,420
                                                                                                                 -------------
                                                                                                                     1,293,050

DESCRIPTION                                                                          SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------------------
INSURANCE (5.5%)
21st Century Insurance Group                                                         23,400                            326,430
Alleghany *                                                                           2,040                            565,080
American Financial Group                                                              6,400                            197,120
Fidelity National Financial                                                          13,801                            454,605
First American Financial                                                             13,500                            444,690
Harleysville Group                                                                    7,300                            144,978
Kansas City Life Insurance                                                            3,100                            151,156
Landamerica Financial Group                                                           9,200                            460,276
Markel *                                                                              2,300                            793,983
Nationwide                                                                           23,100                            829,290
Old Republic International                                                           17,950                            418,055
Philadelphia Consolidated *                                                           7,200                            558,216
Phoenix Companies                                                                    37,400                            477,972
PMA Capital - Class A*                                                               11,200                             89,600
Protective Life                                                                      24,700                            970,710
Safety Insurance                                                                      6,000                            185,760
Stancorp Financial Group                                                              5,400                            457,812
Transatlantic Holdings                                                                8,125                            538,038
Unitrin                                                                               7,900                            358,660
Wellchoice *                                                                         13,100                            698,361
                                                                                                                 -------------
                                                                                                                     9,120,792
INTERNET & CATALOG RETAIL (0.4%)
Amazon.com *                                                                          6,800                            233,036
Priceline.com *                                                                       9,100                            229,320
Sportsman's Guide *                                                                   6,800                            177,752
                                                                                                                 -------------
                                                                                                                       640,108
INTERNET SOFTWARE & SERVICES (2.6%)
BEA Systems *                                                                        61,600                            490,952
Blue Coat Systems *                                                                  10,000                            235,000
Google *                                                                              1,900                            342,969
IAC / Interactive *                                                                  13,936                            310,355
Internet Security Systems *                                                           9,100                            166,530
J2 Global Communications *                                                            7,400                            253,894
PC-Tel *                                                                             18,300                            134,688
Redback Networks *                                                                   51,600                            308,568
Register.com *                                                                       28,902                            169,655
Sonicwall *                                                                          17,000                             86,530
United Online *                                                                      21,800                            228,246
Valueclick *                                                                         11,500                            122,015
Verisign *                                                                           25,500                            731,850
West Corp *                                                                          21,700                            694,400
                                                                                                                 -------------
                                                                                                                     4,275,652
IT SERVICES (2.5%)
DST Systems *                                                                         8,600                            397,148
Fair Isaac                                                                            4,300                            148,092
Ingram Micro *                                                                       68,800                          1,146,896
Intergraph *                                                                         17,200                            495,532
Lightbridge *                                                                        20,600                            124,630
Manchester Technologies *                                                            15,100                             85,013
OPNET Technologies *                                                                 21,100                            176,396
PEC Solutions *                                                                      15,100                            189,958
Synopsys *                                                                           34,600                            626,260
Total System Services                                                                25,100                            627,249
The Trizetto Group *                                                                 15,400                            143,374
                                                                                                                 -------------
                                                                                                                     4,160,548
LEISURE EQUIPMENT & PRODUCTS (0.4%)
Aldila                                                                               14,600                            246,755
Shuffle Master *                                                                     15,000                            434,400
                                                                                                                 -------------
                                                                                                                       681,155
MACHINERY (1.7%)
Albany International                                                                 10,500                            324,240
Applied Industrial Tech                                                              10,800                            293,760
CLARCOR                                                                               5,900                            306,564
Columbus McKinnon *                                                                   8,100                            110,322
NACCO Industries                                                                      4,100                            417,954
Regal-Beloit                                                                          7,700                            221,683
Terex *                                                                              28,100                          1,216,730
                                                                                                                 -------------
                                                                                                                     2,891,253
MARINE (0.2%)
Overseas Shipholding Group                                                            4,100                            257,931
                                                                                                                 -------------
                                                                                                                       257,931

DESCRIPTION                                                                          SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------------------
MEDIA (3.6%)
Acme Communications *                                                                22,400                            118,048
Cadmus Communications                                                                 5,400                             76,243
Citadel Broadcasting *                                                               19,100                            262,243
Cox Radio *                                                                          27,000                            453,870
Entravision Communications *                                                         24,000                            212,880
Gray Television                                                                      10,400                            150,488
Hearst-Argyle Television                                                             24,100                            614,550
Insight Communications *                                                             45,100                            534,435
Journal Register *                                                                    9,600                            160,320
Lamar Advertising - Class A *                                                         9,500                            382,755
Liberty Media - Class A *                                                           217,200                          2,252,364
Liberty Media - Class A *                                                             6,000                            262,440
Lynch Interactive *                                                                   2,700                             64,800
R H Donnelley *                                                                       2,400                            139,416
Reader's Digest Association                                                          11,900                            205,989
                                                                                                                 -------------
                                                                                                                     5,890,841
METALS & MINING (2.8%)
AK Steel *                                                                           96,700                          1,069,502
Carpenter Technology                                                                 13,900                            825,799
Diamond Offshore Drilling                                                            37,700                          1,881,230
Penn Virginia Resource                                                               11,600                            586,380
RTI International Metals *                                                            7,700                            180,180
Southern Peru Copper                                                                  1,300                             72,098
                                                                                                                 -------------
                                                                                                                     4,615,189
MULTI-UTILITIES & UNREGULATED POWER (1.1%)
Energy East                                                                          32,500                            852,150
ONEOK                                                                                16,700                            514,694
Westar Energy                                                                        22,700                            491,228
                                                                                                                 -------------
                                                                                                                     1,858,072
MULTILINE RETAIL (0.3%)
Cato                                                                                  9,600                            309,600
Deb Shops                                                                             6,100                            172,142
                                                                                                                 -------------
                                                                                                                       481,742
OIL & GAS (3.2%)
Energy Partners *                                                                    18,400                            477,848
Giant Industries *                                                                    3,800                             97,660
Magellan Midstream Partners                                                           1,500                             91,575
NATCO Group *                                                                         8,500                             92,395
National Fuel Gas                                                                    29,900                            854,841
Newfield Exporation *                                                                12,100                            898,546
Pacific Energy Partners                                                               3,500                            106,400
Patina Oil & Gas                                                                     15,750                            630,000
Premcor                                                                               4,100                            244,688
Resource America                                                                      6,900                            241,811
T-3 Energy Services *                                                                 3,600                             28,940
Tesoro Petroleum *                                                                    9,900                            366,498
TransMontaigne *                                                                     17,900                            143,200
Vintage Petroleum                                                                    27,800                            874,588
World Fuel Services                                                                   2,800                             88,200
                                                                                                                 -------------
                                                                                                                     5,237,190
PAPER & FOREST PRODUCTS (0.4%)
Potlatch                                                                              3,400                            160,038
Rayonier                                                                             10,982                            543,938
                                                                                                                 -------------
                                                                                                                       703,976
PERSONAL PRODUCTS (0.1%)
CNS                                                                                   6,400                            113,920
                                                                                                                 -------------
                                                                                                                       113,920
PHARMACEUTICALS (1.9%)
Alnylam Pharmaceuticals *                                                            11,500                             84,295
Barr Pharmaceuticals *                                                               12,700                            620,141
Barrier Therapeutics *                                                                8,000                            123,920
Celgene *                                                                             8,900                            303,045
Cephalon *                                                                           11,100                            519,813
Charles River Laboratories *                                                          5,500                            258,720
CV Therapeutics *                                                                    11,100                            225,996
Emisphere Technologies *                                                             19,000                             69,730
Myogen *                                                                             24,800                            195,672
New River Pharmaceuticals *                                                           6,100                            155,550
Pharmacyclics *                                                                       8,500                             68,255
Serologicals *                                                                        8,000                            195,520
Tercica *                                                                            32,900                            251,027
                                                                                                                 -------------
                                                                                                                     3,071,684

DESCRIPTION                                                                          SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE (7.3%)
American Financial Realty Trust                                                      15,200                            222,376
Anthracite                                                                           43,200                            481,248
CB Richards Ellis *                                                                   7,700                            269,423
CBL & Associates Properties                                                           7,200                            514,872
Capital Automotive REIT                                                              34,200                          1,132,704
Criimi Mae *                                                                          5,000                            100,500
General Growth Properties                                                            49,410                          1,684,881
Getty Realty                                                                          9,700                            247,835
Heritage Property Investment                                                          3,500                            103,880
Hersha Hospitality Trust                                                              8,800                             87,736
Innkeepers USA                                                                       45,800                            591,278
Jones Lang LaSalle *                                                                 18,300                            853,695
Kimco Realty                                                                          2,300                            123,970
National Health Realty                                                                3,700                             68,820
Omega Healthcare Investors                                                           37,200                            408,456
PS Business Parks                                                                    11,700                            471,510
Public Storage                                                                       23,200                          1,321,008
Sizeler Property Investors                                                           27,500                            326,150
SL Green Realty                                                                      18,400                          1,034,448
St. Joe Company                                                                      15,100                          1,016,230
Taubman Centers                                                                      12,800                            355,072
Town & Country                                                                        3,900                            103,155
Trammell Crow *                                                                      21,100                            434,027
Wellsford Real Properties *                                                          11,700                            170,235
                                                                                                                 -------------
                                                                                                                    12,123,509
ROAD & RAIL (0.5%)
Genesee & Wyoming - Class A *                                                         3,300                             85,503
Heartland Express                                                                    28,100                            538,115
Quality Distribution *                                                               14,800                            160,580
                                                                                                                 -------------
                                                                                                                       784,198
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.2%)
Atheros Communications *                                                             34,200                            351,234
Cypress Semiconductor *                                                              12,500                            157,500
ESS Technology*                                                                      66,000                            347,820
Lam Research *                                                                        5,000                            144,300
MEMC Electronic Materials *                                                          21,500                            289,175
MKS Instruments *                                                                    14,100                            223,908
Standard Microsystems *                                                               7,400                            128,464
Supertex *                                                                           12,300                            225,213
Volterra Semiconductor *                                                             13,200                            178,200
                                                                                                                 -------------
                                                                                                                     2,045,814
SOFTWARE (2.2%)
Activision *                                                                         19,400                            287,120
Ansoft *                                                                             11,300                            304,874
Bottomline Technologies *                                                            16,500                            215,325
Echelon *                                                                            12,300                             84,132
Inter-Tel                                                                            23,600                            578,200
MAPICS *                                                                             16,700                            212,591
McAfee *                                                                              7,600                            171,456
Netiq *                                                                              14,200                            162,306
Reynolds & Reynolds                                                                   6,100                            165,066
Transaction Systems Architects *                                                     42,400                            981,560
Ulticom *                                                                            26,800                            298,284
Verisity *                                                                           11,700                            139,581
                                                                                                                 -------------
                                                                                                                     3,600,495
SPECIALTY RETAIL (4.2%)
Abercrombie & Fitch                                                                  34,900                          1,997,676
American Eagle Outfitters                                                            26,400                            780,120
Barnes & Noble *                                                                     43,600                          1,503,764
Bebe Stores                                                                           8,900                            302,155
Borders Group                                                                         7,600                            202,312
Rent A Center *                                                                      16,500                            450,615
Stage Stores *                                                                        4,600                            176,594
Too *                                                                                 5,800                            143,086
Williams Sonoma *                                                                     6,900                            253,575
Wilsons The Leather Experts *                                                        60,600                            289,062
Zale *                                                                               26,900                            799,468
                                                                                                                 -------------
                                                                                                                     6,898,427

DESCRIPTION                                                                          SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE (1.0%)
Downey Financial                                                                      3,900                            239,967
First Place Financial                                                                13,900                            254,370
New Century Financial                                                                20,550                            962,151
United Community Financial                                                           11,000                            121,990
                                                                                                                 -------------
                                                                                                                     1,578,478
TEXTILES, APPAREL & LUXURY GOODS (0.6%)
Russell                                                                              25,000                            452,000
Timberland *                                                                          7,300                            517,789
                                                                                                                 -------------
                                                                                                                       969,789
WIRELESS TELECOMMUNICATION SERVICES (0.9%)
American Tower *                                                                     10,900                            198,707
Centennial Communications *                                                          15,700                            170,345
Crown Castle International *                                                         31,600                            507,496
Nextel Partners *                                                                    17,100                            375,516
Western Wireless *                                                                    7,700                            292,292
                                                                                                                 -------------
                                                                                                                     1,544,356

TOTAL COMMON STOCK (IDENTIFIED COST $124,558,479)                                                                  163,373,719
                                                                                                                 -------------


                                                                 INTEREST      MATURITY      PRINCIPAL
SHORT-TERM INVESTMENTS (0.8%)                                      RATE          DATE          AMOUNT               VALUE
                                                             -----------------------------------------------------------------

     FIFTH THIRD REPURCHASE AGREEMENT                             2.500%      04/01/2005     $ 1,414,171         $   1,414,171
     DATED 03/31/05 (Repurchase value $1,414,269
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,414,171)                                                            1,414,171
                                                                                                                 -------------


TOTAL INVESTMENTS (99.7%) (IDENTIFIED COST $125,972,650)(1)                                                        164,787,890

TOTAL OTHER ASSETS LESS LIABILITIES (0.3%)                                                                             434,362
                                                                                                                 -------------

TOTAL NET ASSETS (100.0%)                                                                                        $ 165,222,252
                                                                                                                 =============

*   Non-income producing security.
(1) See Note 6 for important tax information.

SEE NOTES TO FINANCIAL STATEMENTS FOR ADDITIONAL INFORMATION.

Accessor International Equity Fund

DESCRIPTION                                                                          SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (98.5%)

AUSTRALIA (1.8%)
BHP Billiton                                                                            83,000                   $   1,146,664
News Corporation                                                                        28,800                         507,423
                                                                                                                 -------------
                                                                                                                     1,654,087
BELGIUM (1.3%)
Dexia                                                                                   50,600                       1,203,747
                                                                                                                 -------------
                                                                                                                     1,203,747
BRAZIL (1.5%)
Cia Vale Do Rio Doc ADR                                                                 43,600                       1,378,197
                                                                                                                 -------------
                                                                                                                     1,378,197
CANADA (1.2%)
Talisman Energy                                                                         30,900                       1,056,810
                                                                                                                 -------------
                                                                                                                     1,056,810
CHINA (0.6%)
China Life Insurance *                                                                 810,000                         540,048
                                                                                                                 -------------
                                                                                                                       540,048
FINLAND (1.1%)
Nokia Oyj*                                                                              62,100                         962,878
                                                                                                                 -------------
                                                                                                                       962,878
FRANCE (11.2%)
Axa                                                                                     46,610                       1,241,765
BNP Paribas                                                                             17,950                       1,271,754
Compagnie De Saint - Gobain                                                             23,800                       1,450,185
Dassault Systems                                                                        13,131                         619,652
Imerys                                                                                  13,864                       1,047,866
Lafarge                                                                                  8,100                         784,430
TotalFinElf                                                                             16,339                       3,823,413
                                                                                                                 -------------
                                                                                                                    10,239,065
GERMANY (5.6%)
BASF*                                                                                   12,100                         857,283
Bayerische Motoren Werke*                                                               25,890                       1,174,423
Deutsch Post                                                                            35,000                         852,142
Sap AG*                                                                                  2,600                         417,294
Schering                                                                                11,200                         744,876
Siemens                                                                                 13,500                       1,065,333
                                                                                                                 -------------
                                                                                                                     5,111,351
HONG KONG (2.9%)
HSBC Holdings                                                                          168,000                       2,671,009
                                                                                                                 -------------
                                                                                                                     2,671,009
INDIA (0.5%)
HDFC Bank                                                                               10,100                         424,503
                                                                                                                 -------------
                                                                                                                       424,503
IRELAND (0.7%)
Bank of Ireland                                                                         39,500                         622,188
                                                                                                                 -------------
                                                                                                                       622,188
ITALY (4.4%)
ENI                                                                                    128,100                       3,326,432
Mediaset*                                                                               50,800                         731,030
                                                                                                                 -------------
                                                                                                                     4,057,462
JAPAN (17.7%)
Canon                                                                                   31,000                       1,662,702
Chugai Pharmaceutical                                                                   36,900                         566,898
Credit Saison                                                                           10,100                         363,658
Daikin Industries                                                                       28,000                         705,191
Fanuc                                                                                   10,800                         675,976
Hirose Electric                                                                          4,400                         449,419
Honda Motor                                                                             23,700                       1,187,155
Hoya                                                                                     8,900                         979,618
Kao                                                                                     21,000                         482,860
Matsushita Electric Industrial                                                          36,000                         530,572
Mitsubishi                                                                              59,000                         764,433
Mitsubishi Tokyo Financial Group                                                            93                         806,772
Nikko Cordial                                                                          119,000                         594,972
Nintendo                                                                                 5,500                         600,252
Nippon Telephone & Telegraph                                                               120                         524,975
Nitto Denko                                                                             15,700                         823,040
Secom                                                                                   13,500                         561,634
Sharp                                                                                   24,000                         363,117
Shin-Etsu Chemical                                                                      15,300                         579,432
SMC                                                                                      5,700                         644,942
Sumitomo                                                                               104,000                         891,526
Takefuji                                                                                 6,380                         429,678
Yamanouchi Pharmaceutical                                                               29,100                         985,336
                                                                                                                 -------------
                                                                                                                    16,174,158

DESCRIPTION                                                                          SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------------------
LUXEMBOURG (0.8%)
WPP Group*                                                                              60,161                         684,810
                                                                                                                 -------------
                                                                                                                       684,810
MEXICO (1.6%)
America Movil                                                                            7,940                         409,704
Fomento Economico                                                                       12,800                         685,440
Walmart De Mexico                                                                      110,000                         386,138
                                                                                                                 -------------
                                                                                                                     1,481,282
NETHERLANDS (5.1%)
ABN AMRO                                                                                36,300                         900,735
Fortis                                                                                  24,200                         690,532
ING Groep                                                                               27,162                         820,477
Philips Electronics                                                                     27,000                         743,826
Reed Elsevier                                                                           51,590                         777,846
Wolters Kluwer                                                                          41,300                         754,414
                                                                                                                 -------------
                                                                                                                     4,687,830
RUSSIA (0.0%)
Yukos Sponsored ADR *                                                                   12,560                          28,386
                                                                                                                 -------------
                                                                                                                        28,386
SOUTH KOREA (3.5%)
Hyundai Motor                                                                            8,400                         454,425
KT & G                                                                                  37,200                         604,433
Samsung Electronics                                                                      2,700                       1,333,176
Shinsegae Department Store                                                               1,250                         385,450
SK Telecom                                                                              21,800                         429,896
                                                                                                                 -------------
                                                                                                                     3,207,380
SPAIN (2.5%)
Altadis                                                                                 25,120                       1,027,466
Banco Popular Espanol                                                                   19,220                       1,243,376
                                                                                                                 -------------
                                                                                                                     2,270,842
SWEDEN (0.8%)
Ericsson*                                                                              259,000                         728,866
                                                                                                                 -------------
                                                                                                                       728,866
SWITZERLAND (10.6%)
Adecco                                                                                  20,100                       1,103,786
Holcim                                                                                  19,428                       1,194,358
Nestle                                                                                   5,830                       1,594,674
Novartis                                                                                32,682                       1,524,286
Roche Holding Genusschein                                                               14,180                       1,519,455
UBS                                                                                     22,516                       1,900,799
Zurich Financial Services *                                                              4,461                         782,651
                                                                                                                 -------------
                                                                                                                     9,620,009
TAIWAN (0.4%)
Taiwan Semiconductor ADR                                                                45,785                         388,257
                                                                                                                 -------------
                                                                                                                       388,257
UNITED KINGDOM (22.7%)
Allied Domecq                                                                           67,440                         679,751
Barclays                                                                               147,270                       1,505,254
BG Group                                                                               168,940                       1,312,612
British Land Company                                                                    55,000                         835,443
Centrica                                                                               190,484                         830,421
GlaxoSmithKline                                                                        101,310                       2,321,727
Kingfisher*                                                                            162,900                         888,671
Morrison Supermarkets*                                                                 359,565                       1,331,471
National Grid Transco                                                                   99,300                         919,740
Royal Bank of Scotland Group                                                            44,300                       1,409,431
Schroders*                                                                              35,300                         471,511
Smith & Nephew PLC                                                                      78,840                         741,033
Standard Chartered                                                                      71,000                       1,277,007
Tesco                                                                                  296,040                       1,770,199
Vodafone Group                                                                       1,071,600                       2,844,509
Wolseley*                                                                               78,800                       1,649,545
                                                                                                                 -------------
                                                                                                                    20,788,325

TOTAL COMMON STOCK (IDENTIFIED COST $69,201,452)                                                                    89,981,490
                                                                                                                 -------------


                                                                    INTEREST      MATURITY       PRINCIPAL
SHORT-TERM INVESTMENTS (1.1%)                                         RATE          DATE          AMOUNT             VALUE
                                                                  ------------------------------------------------------------

     FIFTH THIRD REPURCHASE AGREEMENT                                 2.500%     04/01/2005     $ 1,045,759      $   1,045,759
     DATED 4/1/2005 (Repurchase value $1,045,832
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,045,759)                                                            1,045,759
                                                                                                                 -------------

TOTAL INVESTMENTS (99.6%) (IDENTIFIED COST $70,247,211)(1)                                                          91,027,249

TOTAL OTHER ASSETS LESS LIABILITIES (0.4%)                                                                             358,844
                                                                                                                 -------------

TOTAL NET ASSETS (100.0%)                                                                                        $  91,386,093
                                                                                                                 =============

*   Non-income producing security.
(1) See Note 6 for important tax information.

SEE NOTES TO FINANCIAL STATEMENTS FOR ADDITIONAL INFORMATION.

Accessor High Yield Bond Fund

                                                           INTEREST         MATURITY           PRINCIPAL
DESCRIPTION                                                  RATE             DATE               AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (96.5%)

FINANCE - BANKING (2.0%)
Dollar Financial Group                                      9.750%         11/15/2011         $  500,000          $    532,500
Western Financial Bank                                      9.625%         05/15/2012            500,000               555,000
                                                                                                                 -------------
                                                                                                                     1,087,500
FINANCE - OTHER (1.8%)
Fairfax Financial Holdings                                  7.375%         04/15/2018            500,000               445,000
Thornburg Mortgage                                          8.000%         05/15/2013            500,000               520,000
                                                                                                                 -------------
                                                                                                                       965,000
INDUSTRIAL-AUTOMOTIVE (0.7%)
Dura Operating                                              9.000%         05/01/2009            500,000               395,000
                                                                                                                 -------------
                                                                                                                       395,000
INDUSTRIAL-BASIC (7.5%)
Abitibi-Consolidated                                        8.375%         04/01/2015            500,000               486,250
Bayou Steel                                                 9.000%         03/31/2011            100,000               100,000
IMCO Recycling(1)                                           9.000%         11/15/2014            500,000               525,000
Longview Fibre                                             10.000%         01/15/2009            500,000               537,500
Lyondell Chemical                                           9.500%         12/15/2008            500,000               535,000
Nalco Finance(2)                                            0.000%         02/01/2014          1,000,000               755,000
Rockwood Specialties(1)                                     7.500%         11/15/2014            500,000               500,000
Ucar Finance                                               10.250%         02/15/2012            500,000               535,000
                                                                                                                 -------------
                                                                                                                     3,973,750
INDUSTRIAL-CAPITAL GOODS (12.1%)
Aearo                                                       8.250%         04/15/2012            500,000               527,500
Allied Waste                                                7.875%         04/15/2013          1,000,000               997,500
BE Aerospace                                                8.000%         03/01/2008            500,000               496,250
Case New Holland(1)                                         9.250%         08/01/2011            500,000               532,500
Jarden                                                      9.750%         05/01/2012            500,000               532,500
Kappa Beheer                                               10.625%         07/15/2009            500,000               526,250
Neenah(1)                                                  13.000%         09/30/2013            500,000               512,500
Park-Ohio Industries(1)                                     8.375%         11/15/2014            500,000               482,500
Pliant                                                     13.000%         06/01/2010            500,000               422,500
Radnor Holdings                                            11.000%         03/15/2010            500,000               370,000
Terex                                                       7.375%         01/15/2014            500,000               510,000
WII Components                                             10.000%         02/15/2012            500,000               512,500
                                                                                                                 -------------
                                                                                                                     6,422,500
INDUSTRIAL-ENERGY (5.1%)
Hornbeck Offshore Services                                  6.125%         12/01/2014            500,000               492,500
KCS Energy                                                  7.125%         04/01/2012            500,000               505,000
Parker Drilling                                             9.625%         10/01/2013            500,000               552,500
Petroleum Geo Services                                     10.000%         11/05/2010            500,000               561,250
Plains E&P                                                  8.750%         07/01/2012            500,000               545,000
                                                                                                                 -------------
                                                                                                                     2,656,250
INDUSTRIAL-ENTERTAINMENT (2.9%)
AMC Entertainment                                           8.000%         03/01/2014            500,000               477,500
Imax                                                        9.625%         12/01/2010            500,000               535,000
Royal Caribbean Cruises                                     7.250%         03/15/2018            500,000               530,000
                                                                                                                 -------------
                                                                                                                     1,542,500

                                                           INTEREST         MATURITY           PRINCIPAL
DESCRIPTION                                                  RATE             DATE               AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL-GAMING (2.9%)
Herbst Gaming(1)                                            7.000%         11/15/2014            500,000               497,500
River Rock Entertainment                                    9.750%         11/01/2011            500,000               547,500
Virgin River Casino(1)                                      9.000%         01/15/2012            500,000               522,500
                                                                                                                 -------------
                                                                                                                     1,567,500
INDUSTRIAL-HEALTH CARE (3.8%)
AMR Holdco(1)                                              10.000%         02/15/2015            500,000               520,000
Davita(1)                                                   7.250%         03/15/2005            500,000               490,000
InSight Health Services                                     9.875%         11/01/2011            500,000               490,000
Universal Hospital                                         10.125%         11/01/2011            500,000               512,500
                                                                                                                 -------------
                                                                                                                     2,012,500
INDUSTRIAL-MEDIA CABLE (4.2%)
Cablevision Systems(1)                                      8.000%         04/15/2012            500,000               513,750
Charter Communications Holdings(2)                          0.000%         05/15/2011          1,000,000               690,000
Insight Midwest                                             9.750%         10/01/2009            500,000               522,500
Mediacom Broadband                                         11.000%         07/15/2013            500,000               535,000
                                                                                                                 -------------
                                                                                                                     2,261,250
INDUSTRIAL-MEDIA-NON-CABLE (4.6%)
Advanstar Communications                                   12.000%         02/15/2011            500,000               536,250
Cenveo                                                      7.875%         12/01/2013            500,000               446,250
Dex Media(2)                                                0.000%         11/15/2013          1,000,000               760,000
Houghton Mifflin(2)                                         0.000%         10/15/2013          1,000,000               695,000
                                                                                                                 -------------
                                                                                                                     2,437,500
INDUSTRIAL-OTHER (5.0%)
Interline Brands                                           11.500%         05/15/2011            500,000               570,000
Iron Mountain                                               6.625%         01/01/2016            500,000               456,250
Syniverse Technology                                       12.750%         02/01/2009            113,000               125,995
United Rentals                                              7.750%         11/15/2013            500,000               485,000
William Scotsman                                            9.875%         06/01/2007            500,000               497,500
Xerox                                                       7.625%         06/15/2013            500,000               522,500
                                                                                                                 -------------
                                                                                                                     2,657,245
INDUSTRIAL-OTHER CONSUMER CYCLICALS (3.7%)
The Geo Group                                               8.250%         07/15/2013            500,000               510,000
Interactive Health(1)                                       7.250%         04/01/2011            500,000               455,000
Levi Strauss & Company(1)                                   9.750%         01/15/2015            500,000               491,250
Tech Olympic USA                                           10.375%         07/01/2012            500,000               547,500
                                                                                                                 -------------
                                                                                                                     2,003,750
INDUSTRIAL-OTHER CONSUMER NON-CYCLICALS (12.1%)
American Seafood Group                                     10.125%         04/15/2010            500,000               540,000
General Nutrition Center                                    8.500%         12/01/2010            500,000               425,000
Icon Health & Fitness                                      11.250%         04/01/2012            500,000               350,000
Ingles Markets                                              8.875%         12/01/2011            500,000               512,500
Jostens Holding(2)                                          0.000%         12/01/2013          1,000,000               730,000
Pathmark Stores                                             8.750%         02/01/2012            500,000               486,250
Phibro Animal Health                                       13.000%         12/01/2007            500,000               545,000
Pierre Foods(1)                                             9.875%         07/15/2012            500,000               523,750
Pilgrims Pride                                              9.250%         11/15/2013            500,000               550,000
Playtex Products                                            9.375%         06/01/2011            500,000               520,000
Rayovac                                                     8.500%         10/01/2013            500,000               515,000
Reddy Ice(1)                                                0.000%         11/01/2012          1,000,000               715,000
                                                                                                                 -------------
                                                                                                                     6,412,500
INDUSTRIAL-RETAILERS (5.7%)
FTD                                                         7.750%         02/15/2014            500,000               512,500
Jean Coutu Group                                            7.625%         08/01/2012            500,000               510,000
Jo-Ann Stores                                               7.500%         03/01/2012            500,000               510,625
National Vision                                            12.000%         03/30/2009            501,072               496,062
Nebraska Book                                               8.625%         03/15/2012            500,000               483,750
Pantry                                                      7.750%         02/15/2014            500,000               517,500
                                                                                                                 -------------
                                                                                                                     3,030,437

                                                           INTEREST         MATURITY           PRINCIPAL
DESCRIPTION                                                  RATE             DATE               AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL-SERVICES (3.8%)
Carrols(1)                                                  9.000%         01/15/2013            500,000               515,000
Perkins Family Restaurants                                 10.125%         12/15/2007            500,000               508,125
Sbarro                                                     11.000%         09/15/2009            500,000               482,500
Vicorp Restaurants                                         10.500%         04/15/2011            500,000               510,000
                                                                                                                 -------------
                                                                                                                     2,015,625
INDUSTRIAL-TECHNOLOGY (0.8%)
Amkor Technology                                            7.125%         03/15/2011            500,000               421,250
                                                                                                                 -------------
                                                                                                                       421,250
INDUSTRIAL-TELECOMMUNICATIONS-OTHER (0.9%)
American Tower                                              7.125%         10/15/2012            500,000               497,500
                                                                                                                 -------------
                                                                                                                       497,500
INDUSTRIAL-TELECOMMUNICATIONS-WIRED (2.7%)
Qwest Capital Funding                                       7.250%         02/15/2011          1,000,000               932,500
Time Warner Telecom(1)                                      9.250%         02/15/2014            500,000               480,000
                                                                                                                 -------------
                                                                                                                     1,412,500
INDUSTRIAL-TELECOMMUNICATIONS-WIRELESS (4.4%)
Dobson Communications                                       8.875%         10/01/2013            500,000               392,500
Nextel Communications                                       7.375%         08/01/2015            500,000               528,125
SBA Telecom(2)                                              0.000%         12/15/2011          1,000,000               862,500
Spectrasite                                                 8.250%         05/15/2010            500,000               521,250
                                                                                                                 -------------
                                                                                                                     2,304,375
INDUSTRIAL-TRANSPORTATION (1.5%)
Continental Airlines                                        7.250%         11/01/2005            500,000               476,006
Northwest Airlines                                         10.000%         02/01/2009            500,000               312,500
                                                                                                                 -------------
                                                                                                                       788,506
UTILITIES (8.3%)
AES                                                         8.875%         02/15/2011            500,000               541,250
Allegheny Energy Supply                                     7.800%         03/15/2011            500,000               518,750
Amerigas Partners                                           8.875%         05/20/2011            500,000               530,000
Calpine Canada Energy                                       8.500%         05/01/2008            500,000               355,000
Dynegy Holdings                                             6.875%         04/01/2011            500,000               443,750
El Paso                                                     7.375%         12/15/2012            500,000               483,750
NRG Energy(1)                                               8.000%         12/15/2013            500,000               528,750
Suburban Propane Partnership                                6.875%         12/15/2013            500,000               492,500
Utilicorp United                                            7.625%         11/15/2009            500,000               512,500
                                                                                                                 -------------
                                                                                                                     4,406,250

TOTAL CORPORATE BONDS (IDENTIFIED COST $51,344,129)                                                                 51,271,188
                                                                                                                 -------------


SHORT-TERM INVESTMENTS (1.8%)

     FIFTH THIRD REPURCHASE AGREEMENT                       2.500%         04/01/2005            955,016               955,016
     DATED 3/31/2005 (Repurchase value $955,082                                                                  -------------
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $955,016)                                                                955,016
                                                                                                                 -------------

TOTAL INVESTMENTS (98.3%) (IDENTIFIED COST $52,299,145)(3)                                                          52,226,204

TOTAL OTHER ASSETS LESS LIABILITIES (1.7%)                                                                             930,211
                                                                                                                 -------------

TOTAL NET ASSETS (100.0%)                                                                                        $  53,156,415
                                                                                                                 =============

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board.
(2) Security represents a step bond. Rate disclosed is as of March 31, 2005.
(3) See Note 6 for important tax information.

SEE NOTES TO FINANCIAL STATEMENTS FOR ADDITIONAL INFORMATION.

Accessor Intermediate Fixed-Income Fund

                                                           INTEREST         MATURITY          PRINCIPAL
DESCRIPTION                                                  RATE             DATE             AMOUNT                VALUE
------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (ABS) (1.6%)
Falcon Franchise Loan(1)                                    4.856%         01/01/2025        $   864,936         $     839,043
                                                                                                                 -------------

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $859,036)                                                               839,043
                                                                                                                 -------------

COLLATERALIZED MORTGAGE OBLIGATIONS (16.9%)

Collateralized Mortgage Securities                          9.450%         02/01/2017             34,849                35,719
Commercial Mortgage Pass-Through Certificates               6.958%         02/14/2034            500,000               481,629
Chase Commercial Mortgage Securities                        5.250%         12/12/2013            399,019               398,994
CS First Boston Mortgage Securities                         6.300%         11/11/2030            530,000               559,433
CS First Boston Mortgage Securities(4)                      1.895%         12/15/2009         37,025,948                18,698
CS First Boston Mortgage Securities                         6.380%         12/16/2035          1,300,000             1,395,861
Entertainment Properties Trust                              6.223%         02/15/2018            681,000               703,478
FHLMC                                                       4.500%         10/01/2017            282,323               271,277
FNMA                                                        1.319%         02/25/2035          6,373,623               227,041
GMAC Commercial Mortgage Securities                         6.590%         05/15/2033            160,000               170,971
GMAC Commercial Mortgage Securities(4)                      6.974%         08/01/2036            500,000               398,005
GS Mortgage Securities                                      6.000%         10/18/2030          1,000,000               916,987
JP Morgan                                                   4.475%         07/15/2041            416,065               409,699
Legg Mason Mortgage Securities                              2.865%         07/25/2021            240,578               230,300
Lehman Brothers                                             4.200%         06/14/2017            500,000               491,777
Merrill Lynch Mortgage Investments                          6.750%         11/15/2026          1,000,000             1,100,647
Morgan Stanley                                              5.435%         06/15/2038            350,000               360,126
Mortgage Capital Funding                                    6.423%         06/18/2030            420,349               440,567
MSDW Capital                                                6.010%         07/15/2033            673,060               613,319
                                                                                                                 -------------
                                                                                                                     9,224,528

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $9,567,287)                                               9,224,528
                                                                                                                 -------------

CORPORATE BONDS (21.8%)

FINANCE - BANKING (4.5%)
Bank of America                                             4.750%         10/15/2006            150,000               151,530
Colonial Bank                                               9.375%         06/01/2011            250,000               289,188
Comerica Bank                                               8.375%         07/15/2024            300,000               362,971
Household Finance                                           7.875%         03/01/2007            400,000               426,086
Nations Bank(3)                                             0.000%         07/17/2028          1,800,000               372,127
SLM                                                         5.000%         06/15/2018            250,000               236,731
Standard Federal Bancorp                                    7.750%         07/17/2006            600,000               626,627
                                                                                                                 -------------
                                                                                                                     2,465,260
FINANCE - BROKER RELATED (BROKERAGE) (3.2%)
Goldman Sachs Group(1)                                      6.500%         02/25/2009            100,000               106,036
JP Morgan(3)                                                0.000%         07/01/2027          2,133,000               409,009
Lehman Bros                                                 7.500%         08/01/2026            500,000               610,483
Merrill Lynch                                               6.480%         11/15/2006            600,000               626,281
                                                                                                                 -------------
                                                                                                                     1,751,809
FINANCE - OTHER (4.4%)
American General                                            8.500%         07/01/2030            280,000               363,055
Assured Guaranty                                            7.000%         06/01/2027            200,000               223,776
Ford Motor Credit                                           7.250%         10/25/2011            400,000               394,731
General Electric Capital                                    8.650%         05/15/2009            375,000               426,876
General Electric Capital                                    8.125%         05/15/2012            700,000               826,804
HSBC Bank PLC                                               2.370%         09/29/2049            200,000               176,420
                                                                                                                 -------------
                                                                                                                     2,411,662
INDUSTRIAL-BASIC (1.1%)
Georgia Pacific                                             9.375%         02/01/2013            250,000               279,375
Ingersoll Rand                                              6.130%         11/18/2027            300,000               336,057
                                                                                                                 -------------
                                                                                                                       615,432
INDUSTRIAL-CAPITAL GOODS (1.1%)
Thermo Electron                                             3.250%         11/01/2007            300,000               294,750
Tosco                                                       7.800%         01/01/2027            250,000               316,765
                                                                                                                 -------------
                                                                                                                       611,515
INDUSTRIAL-ENERGY (1.9%)
ConocoPhillips                                              6.650%         07/15/2018            250,000               280,331
EOG Resources                                               6.500%         12/01/2007            250,000               262,487
Ocean Energy                                                7.625%         07/01/2005            500,000               505,110
                                                                                                                 -------------
                                                                                                                     1,047,928
INDUSTRIAL-OTHER CONSUMER CYCLICALS (0.3%)
Dell                                                        7.100%         04/15/2028            113,000               134,780
                                                                                                                 -------------
                                                                                                                       134,780
INDUSTRIAL-OTHER (0.6%)
Phoenix Life Insurance(1)                                   7.150%         12/15/2034            300,000               308,605
                                                                                                                 -------------
                                                                                                                       308,605

INDUSTRIAL-SERVICES (0.4%)
First Data                                                  6.375%         12/15/2007            225,000               236,830
                                                                                                                 -------------
                                                                                                                       236,830

                                                           INTEREST         MATURITY          PRINCIPAL
DESCRIPTION                                                  RATE             DATE             AMOUNT                VALUE
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL-TELECOMMUNICATIONS-WIRED (1.1%)
Bellsouth Telecommunications                                6.300%         12/15/2015            347,895               366,650
Central Telephone                                           7.040%         09/21/2007            200,000               210,729
                                                                                                                 -------------
                                                                                                                       577,379
UTILITIES (3.2%)
Alabama Power                                               3.500%         11/15/2007            260,000               254,711
Alabama Power                                               5.650%         03/15/2035            300,000               295,053
Arizona Public Service                                      6.750%         11/15/2006          1,000,000             1,037,320
Commonwealth Edison                                         8.000%         05/15/2008            150,000               165,526
                                                                                                                 -------------
                                                                                                                     1,752,610

TOTAL CORPORATE BONDS (IDENTIFIED COST $11,809,368)                                                                 11,913,810
                                                                                                                 -------------

U.S. GOVERNMENT AGENCY SECURITIES (55.0%)

U.S. TREASURY BONDS &NOTES (24.7%)
U.S. Treasury Bonds                                         8.750%         05/15/2020            250,000               355,498
U.S. Treasury Bonds                                         6.250%         08/15/2023            500,000               582,168
U.S. Treasury Bonds                                         5.250%         11/15/2028          1,940,000             2,040,259
U.S. Treasury Bonds                                         5.250%         02/15/2029            400,000               421,203
U.S. Treasury Notes                                         5.625%         05/15/2008          4,000,000             4,192,344
U.S. Treasury Notes                                         3.625%         07/15/2009          4,500,000             4,412,988
U.S. Treasury Notes                                         3.875%         02/15/2013            500,000               482,637
U.S. Treasury Notes                                         1.625%         01/15/2015          1,000,000               983,904
                                                                                                                 -------------
                                                                                                                    13,471,001
FEDERAL FARM CREDIT BANK (FFCB) (1.6%)
FFCB                                                        4.000%         08/26/2008            500,000               494,193
FFCB                                                        6.320%         10/12/2010            325,000               351,963
                                                                                                                 -------------
                                                                                                                       846,156
FEDERAL HOME LOAN BANK (FHLB) (5.1%)
FHLB                                                        5.143%         09/29/2008            350,000               368,865
FHLB                                                        5.100%         08/05/2009          1,000,000             1,005,129
FHLB                                                        3.000%         07/23/2013            650,000               637,542
FHLB                                                        6.045%         05/12/2014            300,000               326,618
FHLB                                                        4.300%         07/23/2014            500,000               469,046
                                                                                                                 -------------
                                                                                                                     2,807,200
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (9.3%)
FHLMC                                                       5.900%         02/14/2006            100,000               101,894
FHLMC                                                       3.875%         01/12/2009          1,000,000               979,828
FHLMC                                                       4.000%         07/16/2010            400,000               387,982
FHLMC                                                       4.400%         06/19/2013            500,000               481,735
FHLMC(3)                                                    0.000%         07/15/2014          1,000,000               631,132
FHLMC                                                       7.300%         12/08/2014          1,000,000             1,051,948
FHLMC                                                       6.250%         07/15/2032          1,250,000             1,440,095
                                                                                                                 -------------
                                                                                                                     5,074,614
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (14.3%)
FNMA                                                        4.750%         01/02/2007            250,000               252,888
FNMA(2)                                                     3.000%         11/04/2008            500,000               498,812
FNMA                                                        3.500%         04/06/2009            400,000               386,863
FNMA                                                        4.500%         08/13/2009          1,000,000               998,386
FNMA                                                        6.430%         03/01/2012            165,853               180,609
FNMA                                                        6.875%         09/24/2012            500,000               527,615
FNMA                                                        4.125%         07/11/2013            550,000               515,704
FNMA                                                        4.000%         12/30/2014          1,400,000             1,367,106
FNMA                                                        7.540%         03/02/2015          1,650,000             1,744,609
FNMA                                                        6.200%         06/13/2017          1,025,000             1,057,748
FNMA                                                        6.625%         11/15/2030            240,000               287,713
                                                                                                                 -------------
                                                                                                                     7,818,053

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (IDENTIFIED COST $30,327,412)                                               30,017,024
                                                                                                                 -------------

MUNICIPAL BONDS (0.4%)

Fort Walton Defense Housing(3)                              0.000%         10/15/2009            250,000               196,670


TOTAL MUNICIPAL LONG TERM (IDENTIFIED COST $203,394)                                                                   196,670
                                                                                                                 -------------

                                                           INTEREST         MATURITY          PRINCIPAL
DESCRIPTION                                                  RATE             DATE             AMOUNT                VALUE
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.8%)

     FIFTH THIRD REPURCHASE AGREEMENT                       2.500%         04/01/2005          1,535,095             1,535,095
     DATED 3/31/05 (Repurchase value $1,535,202
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,535,095)                                                            1,535,095
                                                                                                                 -------------

TOTAL INVESTMENTS (98.5%) (IDENTIFIED COST $54,301,592)(5)                                                          53,726,170

TOTAL OTHER ASSETS LESS LIABILITIES (1.5%)                                                                             815,248
                                                                                                                 -------------

TOTAL NET ASSETS (100.0%)                                                                                        $  54,541,418
                                                                                                                 =============

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board.
(2) Security represents a step bond.  Rate disclosed is as of March 31, 2005.
(3) Security represents a zero coupon bond.
(4) Fair valued security under procedures established by the Fund's Board of Directors.
(5) See Note 6 for important tax information.

SEE NOTES TO FINANCIAL STATEMENTS FOR ADDITIONAL INFORMATION.

Accessor Short-Intermediate Fixed-Income Fund

                                                           INTEREST         MATURITY           PRINCIPAL
DESCRIPTION                                                  RATE            DATE               AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (1.2%)

ASSET-BACKED SECURITIES (AUTO LOANS) (1.2%)
Falcon Franchise Loan(1)                                    4.856%         01/01/2025         $   432,468        $     419,521
Lai Vehicle Lease Securities Trust(1,6)                     2.580%         10/15/2009             487,043              484,802
                                                                                                                 -------------
                                                                                                                       904,323

TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $916,561)                                                               904,323
                                                                                                                 -------------

COLLATERALIZED MORTGAGE OBLIGATIONS (24.8%)

COLLATERALIZED MORTGAGE OBLIGATIONS (24.8%)
Asset Securitization                                        7.100%         08/13/2029             963,342              984,012
Asset Securitization                                        7.204%         01/13/2030           1,200,000            1,250,713
Banc of America SST                                         6.274%         10/11/2033           1,000,000            1,055,271
Chase Commercial Mortgage                                   5.250%         12/12/2013             545,737              545,703
Comm 2002-FL7 G                                             4.660%         11/15/2014           1,000,000            1,002,710
Commercial Mortgage Acceptance                              6.640%         12/01/2007           1,000,000            1,052,082
Commerical Mortgage Pass Through Certificates(6)            4.110%         04/15/2013           1,000,000              974,060
CS First Boston Mortgage Securities(5,6)                    1.891%         12/15/2009          37,025,948               18,698
CS First Boston Mortgage Securities                         6.300%         11/11/2030             685,000              723,041
DLJ Mortgage Acceptance                                     8.354%         03/13/2028           1,000,000            1,034,054
Entertainment Properties Trust                              6.223%         02/15/2018             400,000              413,203
FHLMC                                                       3.100%         05/27/2008             500,000              483,579
FHLMC                                                       4.500%         10/01/2017             564,646              542,554
FNMA                                                        1.319%         02/25/2035           8,770,542              312,424
GE Capital Commercial Mortgage                              6.131%         01/15/2033             655,269              623,246
GE Capital Commercial Mortgage                              6.496%         01/15/2033             300,000              324,108
GMAC  Commercial Mortgage Securities I(6)                   6.974%         08/01/2036             500,000              398,005
GNMA                                                        3.360%         08/16/2022             478,080              461,750
Greewich Capital Community Funding                          4.313%         07/05/2018           1,116,100            1,125,586
Harborview Mortgage Loan Trust                              2.975%         06/19/2034             321,519              315,403
JP Morgan Commerical Mortgage                               7.484%         12/26/2028           1,360,000            1,415,175
JP Morgan Commerical Mortgage                               3.144%         07/12/2037             759,768              752,391
JP Morgan Commerical Mortgage                               4.475%         07/15/2041             574,660              565,866
LB-UBS Commercial Mortgage                                  4.071%         09/15/2026             569,378              558,433
Legg Mason Mortgage                                         2.865%         07/25/2021             325,488              311,582
Lehman Brothers                                             4.200%         06/14/2017             750,000              737,666
                                                                                                                 -------------
                                                                                                                    17,981,315

TOTAL COLLATERALIZED OBLIGATIONS (IDENTIFIED COST $19,763,257)                                                      17,981,315
                                                                                                                 -------------

CORPORATE BONDS (30.8%)

FINANCE - BANKING (6.6%)
Bank of America                                             4.750%         10/15/2006             100,000              101,020
Bank of America                                             4.700%         03/15/2007             500,000              498,758
Bayerische Landesbank                                       5.875%         12/01/2008             500,000              524,172
Citicorp                                                    7.125%         05/15/2006             200,000              206,689
Citicorp                                                    7.000%         07/01/2007             200,000              211,938
Comerica Bank                                               7.250%         06/15/2007             300,000              319,140
Royal Bank of Canada                                        5.280%         04/14/2008             500,000              447,000
Star Bank NA Cincinnati                                     6.625%         12/15/2006             320,000              333,303
Washington Mutual                                           7.500%         08/15/2006             500,000              521,113
Washington Mutual                                           8.250%         04/01/2010             750,000              850,783
Wells Fargo                                                 7.800%         06/15/2010             500,000              504,242
Wells Fargo Financial                                       6.125%         02/15/2006             250,000              254,399
                                                                                                                 -------------
                                                                                                                     4,772,557
FINANCE-BROKER RELATED BROKERAGE (1.5%)
J.P. Morgan                                                 6.250%         01/15/2009             227,000              239,156
Salomon                                                     7.125%         10/01/2006             800,000              837,070
                                                                                                                 -------------
                                                                                                                     1,076,226
FINANCE - OTHER (7.7%)
AXA Financial                                               6.500%         04/01/2008             496,000              524,715
CIT Group                                                   4.125%         11/03/2009             500,000              485,198
Dis-Crave(6)                                                6.850%         01/10/2007           1,135,161            1,141,246
Ford Motor Credit                                           7.600%         08/01/2005             750,000              757,834
General Electric Capital                                    8.125%         05/15/2012             700,000              826,804
Household Finance                                           7.875%         03/01/2007             200,000              213,043
Household Finance                                           7.650%         05/15/2007             775,000              824,000
Private Export Funding                                      6.490%         07/15/2007             800,000              837,928
                                                                                                                 -------------
                                                                                                                     5,610,768

                                                           INTEREST         MATURITY           PRINCIPAL
DESCRIPTION                                                  RATE            DATE               AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL-AUTOMOTIVE (0.7%)
Daimler Chrysler Na Holdings                                6.100%         10/15/2006           500,000                501,311
                                                                                                                 -------------
                                                                                                                       501,311
INDUSTRIAL-BASIC (1.8%)
Air Products & Chemicals                                    7.375%         05/01/2005           100,000                100,291
J Seagram & Sons                                            6.625%         12/15/2005           250,000                251,710
McDonald's                                                  4.240%         12/13/2006         1,000,000                993,426
                                                                                                                 -------------
                                                                                                                     1,345,427
INDUSTRIAL-CAPITAL GOODS (1.7%)
Cargill(1)                                                  6.150%         02/25/2008           650,000                681,294
PPG Industries                                              6.500%         11/01/2007            75,000                 78,781
Thermo Electron                                             3.250%         11/01/2007           500,000                491,250
                                                                                                                 -------------
                                                                                                                     1,251,325
INDUSTRIAL-ENERGY (1.2%)
Ocean Energy                                                7.625%         07/01/2005           845,000                853,636
                                                                                                                 -------------
                                                                                                                       853,636
INDUSTRIAL-OTHER CONSUMER NON-CYCLICALS (2.1%)
Colgate Palmolive                                           7.840%         05/15/2007           500,000                537,056
McCormick & Company                                         6.400%         02/01/2006           950,000                973,878
                                                                                                                 -------------
                                                                                                                     1,510,934
INDUSTRIAL-SERVICES (0.7%)
First Data                                                  4.700%         11/01/2006           500,000                504,349
                                                                                                                 -------------
                                                                                                                       504,349
INDUSTRIAL-RETAILERS (0.7%)
Kohl's                                                      6.700%         02/01/2006           500,000                510,588
                                                                                                                 -------------
                                                                                                                       510,588
INDUSTRIAL-TECHNOLOGY (0.7%)
Applied Materials                                           7.000%         09/06/2005           150,000                152,202
Reynolds & Reynolds                                         7.000%         12/15/2006           375,000                384,938
                                                                                                                 -------------
                                                                                                                       537,140
INDUSTRIAL-TELECOMMUNICATIONS-WIRED (0.3%)
Central Telephone                                           7.040%         09/21/2007           200,000                210,729
                                                                                                                 -------------
                                                                                                                       210,729
INDUSTRIAL-TRANSPORTATION (0.9%)
Norfolk Southern                                            7.350%         05/15/2007            87,000                 92,216
Norfolk Southern                                            5.257%         09/17/2014           455,000                459,247
Union Pacific                                               8.660%         07/02/2011            96,738                104,784
                                                                                                                 -------------
                                                                                                                       656,247
UTILITIES (4.2%)
Alabama Power                                               3.500%         11/15/2007           590,000                577,998
Commonwealth Edison                                         8.000%         05/15/2008           600,000                662,104
Consumers Energy                                            6.250%         09/15/2006           500,000                514,043
Midamerican Energy                                          7.520%         09/15/2008           105,000                114,134
Monongahela Power                                           5.000%         10/01/2006           650,000                653,892
Westar Energy                                               7.875%         05/01/2007           500,000                534,306
                                                                                                                 -------------
                                                                                                                     3,056,477

TOTAL CORPORATE BONDS (IDENTIFIED COST $23,831,248)                                                                 22,397,714
                                                                                                                 -------------

U.S. GOVERNMENT AND AGENCY SECURITIES (42.3%)

U.S. TREASURY NOTES (3.5%)
U.S. Treasury Notes(4)                                      3.625%         01/15/2008         1,000,000              1,269,412
U.S. Treasury Notes(4)                                      3.875%         01/15/2009         1,000,000              1,301,658
                                                                                                                 -------------
                                                                                                                     2,571,070
DEPARTMENT OF HOUSING & URBAN DEVELOPMENT (HUD) (1.4%)
HUD                                                         6.330%         08/01/2013         1,000,000              1,050,138
                                                                                                                 -------------
                                                                                                                     1,050,138
FEDERAL AGRICULTURAL MORTGAGE CORPORATION (FAMC) (1.5%)
FAMC                                                        5.900%         03/03/2009         1,000,000              1,054,221
                                                                                                                 -------------
                                                                                                                     1,054,221
FEDERAL FARM CREDIT BANK (FFCB) (1.0%)
FFCB                                                        3.375%         09/24/2007           200,000                196,336
FFCB                                                        4.000%         08/26/2008           500,000                494,193
                                                                                                                 -------------
                                                                                                                       690,529

                                                           INTEREST         MATURITY           PRINCIPAL
DESCRIPTION                                                  RATE            DATE               AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (FHLB) (21.2%)
FHLB(3)                                                      7.160%        08/26/2005             500,000              505,005
FHLB                                                         2.375%        02/15/2006           1,000,000              989,023
FHLB                                                         2.170%        03/27/2006             900,000              885,833
FHLB                                                         2.375%        08/15/2006           1,250,000            1,225,560
FHLB                                                         3.500%        08/15/2006           1,350,000            1,343,702
FHLB(3)                                                      3.000%        11/20/2006           1,000,000              985,624
FHLB                                                         5.375%        02/15/2007             325,000              333,185
FHLB                                                         3.500%        05/15/2007           2,000,000            1,978,406
FHLB                                                         4.875%        05/15/2007             830,000              844,019
FHLB                                                         7.325%        05/30/2007             250,000              266,927
FHLB                                                         6.200%        10/10/2007             200,000              209,997
FHLB                                                         5.000%        03/18/2008           1,000,000              984,575
FHLB                                                         4.000%        05/16/2008             200,000              198,388
FHLB(2)                                                      5.000%        05/28/2008             500,000              495,002
FHLB                                                         4.400%        07/17/2008           1,000,000              946,212
FHLB                                                         4.500%        07/30/2008           1,000,000              975,719
FHLB                                                         3.650%        09/22/2008             500,000              489,588
FHLB                                                         4.000%        01/28/2009             395,000              389,734
FHLB                                                         5.250%        02/27/2009             500,000              494,708
FHLB                                                         5.000%        12/17/2009             300,000              299,010
FHLB                                                         6.300%        06/21/2011              75,000               77,474
FHLB                                                         7.500%        07/23/2013             500,000              490,417
                                                                                                                 -------------
                                                                                                                    15,408,108
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (6.0%)
FHLMC                                                        8.500%        08/01/2006                 235                  242
FHLMC                                                        4.000%        09/12/2007             400,000              398,923
FHLMC                                                        3.150%        11/20/2008           2,000,000            1,921,960
FHLMC                                                        5.000%        01/13/2009           1,000,000              986,765
FHLMC                                                        4.500%        03/16/2009           1,000,000              984,590
FHLMC                                                        4.000%        12/15/2009              60,000               58,586
                                                                                                                 -------------
                                                                                                                     4,351,066
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (7.0%)
FNMA                                                         5.350%        04/12/2007           1,000,000            1,000,629
FNMA                                                         3.570%        05/25/2007           1,000,000              985,668
FNMA(2)                                                      5.000%        11/04/2008             550,000              548,693
FNMA                                                         7.000%        12/01/2008              13,725               14,210
FNMA                                                         4.000%        03/03/2009             100,000               98,428
FNMA                                                         3.500%        04/06/2009           1,245,000            1,204,112
FNMA                                                         4.500%        08/13/2009             200,000              199,677
FNMA                                                         6.375%        12/29/2010              30,000               29,518
FNMA                                                         7.000%        08/18/2011             300,000              291,932
FNMA(6)                                                      4.167%        01/01/2012             473,773              477,327
FNMA                                                         6.430%        03/01/2012             224,390              244,353
                                                                                                                 -------------
                                                                                                                     5,094,547
SMALL BUSINESS ADMINISTRATION - PASS-THROUGH-AGENCY (0.7%)
Small Business Administration                                8.020%        02/10/2010             468,519              503,056
                                                                                                                 -------------
                                                                                                                       503,056

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (IDENTIFIED COST $28,856,947)                                           30,722,735
                                                                                                                 -------------

TOTAL INVESTMENTS (99.1%) (IDENTIFIED COST $73,368,013)(7)                                                          72,006,087

TOTAL OTHER ASSETS LESS LIABILITIES (0.9%)                                                                             671,488
                                                                                                                 -------------

TOTAL NET ASSETS (100.0%)                                                                                        $  72,677,575
                                                                                                                 =============

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) Security represents a step bond. Rate disclosed is as of March 31, 2005.
(3) Represents a variable or increasing rate security. Rate disclosed is the current rate as of March 31, 2005.
(4) Represents a Treasury Inflation Protected Security.
(5) Interest only security.
(6) Fair valued security under procedures established by the Fund's Board of Directors.
(7) See Note 6 for important tax information.

SEE NOTES TO FINANCIAL STATEMENTS FOR ADDITIONAL INFORMATION.

Accessor Mortgage Securities Fund

                                                                            INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                                                   RATE        DATE          AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES (0.3%)

TMS SBA Loan Trust (1999 1-A)(2)                                             3.050%    07/15/2025    $   432,913     $     429,679
                                                                                                                     -------------

TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $432,887)                                                                   429,679
                                                                                                                     -------------

PROJECT LOANS (0.0%)

Merrill Lynch 42(5)                                                          7.430%    09/01/2022         12,094            12,419
                                                                                                                     -------------

TOTAL PROJECT LOANS (IDENTIFIED COST $12,354)                                                                               12,419
                                                                                                                     -------------

COLLATERALIZED MORTGAGE OBLIGATIONS (6.9%)

Bank of America Alternative Loan Trust (2003-2 CB1)                          5.750%    04/25/2033        753,122           766,460
Bank of America Alternative Loan Trust (2003-10 6A2)                         5.500%    12/25/2018        315,316           314,483
Bank of America Alternative Loan Trust (2004-3 4A1)                          5.000%    04/25/2019        436,316           431,068
Citigroup Mortgage Loan Trust (2003-UP3 A2)                                  7.000%    09/25/2033        994,749         1,027,116
Countrywide Alternative Loan Trust (2004-J2 2A1)                             6.500%    03/25/2034        283,660           291,444
Fannie Mae Strip (344:1)(4)                                                  0.000%    11/01/2033        715,040           570,500
Freddie Mac (2494:CF)                                                        5.500%    09/15/2017        500,000           510,495
Freddie Mac (2498:PE)                                                        5.500%    09/15/2017      1,200,000         1,226,615
Freddie Mac (2564:BQ)                                                        5.500%    10/15/2017        900,000           916,300
GMAC Mortgage Loan Trust (1999-C3 A2)                                        7.179%    08/15/2036        768,153           838,128
GS Mortgage Loan Trust (2003-13 1A1)                                         4.531%    10/25/2033      1,927,785         1,874,871
Residential Accredit Loans Incorporated  (2003-QS4  A6)(1)                   6.000%    03/25/2033        349,797            42,514
Residential Accredit Loans Incorporated  (2003-QS20  CB)(1)                  5.000%    11/25/2018      1,738,063         1,702,449
Residential Accredit Loans Incorporated  (2004-QS2 CB)(1)                    5.750%    02/25/2034        974,662           981,362
                                                                                                                     -------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $11,692,710)                                                 11,493,805
                                                                                                                     -------------

U.S. GOVERNMENT AGENCY BONDS (65.5%)

FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (12.1%)
FHLMC                                                                        4.500%    01/01/2010        360,858           359,687
FHLMC                                                                        6.000%    08/01/2012        121,159           125,200
FHLMC                                                                        6.000%    09/01/2012         13,514            13,965
FHLMC                                                                        6.000%    12/01/2012         31,963            33,029
FHLMC                                                                        6.000%    01/01/2013          6,892             7,122
FHLMC                                                                        6.000%    02/01/2013         25,038            25,884
FHLMC                                                                        6.000%    03/01/2013         77,139            79,712
FHLMC                                                                        6.000%    04/01/2013        324,827           335,806
FHLMC                                                                        6.000%    05/01/2013          6,753             6,981
FHLMC                                                                        6.000%    08/01/2013        116,717           120,662
FHLMC                                                                        6.000%    09/01/2013        114,778           118,657
FHLMC                                                                        5.500%    11/01/2013         11,659            11,916
FHLMC                                                                        6.000%    11/01/2013        166,229           171,847
FHLMC                                                                        5.500%    12/01/2013         68,458            69,973
FHLMC                                                                        6.000%    12/01/2013          7,967             8,236
FHLMC                                                                        5.500%    02/01/2014          7,744             7,915
FHLMC                                                                        5.500%    03/01/2014        186,041           190,169
FHLMC                                                                        5.500%    04/01/2014         10,363            10,593
FHLMC                                                                        6.000%    04/01/2014        250,720           259,191
FHLMC                                                                        5.500%    05/01/2014          9,704             9,920
FHLMC                                                                        6.000%    05/01/2014        171,480           177,273
FHLMC                                                                        6.000%    07/01/2014         25,878            26,753
FHLMC                                                                        7.500%    09/01/2014         39,793            41,925
FHLMC                                                                        7.000%    06/01/2015          2,607             2,739
FHLMC                                                                        7.500%    07/01/2015          3,664             3,860
FHLMC                                                                        6.000%    05/01/2016         15,557            16,075
FHLMC                                                                        6.000%    06/01/2016         71,097            73,467
FHLMC                                                                        5.500%    02/15/2017        600,000           609,217
FHLMC                                                                        5.000%    08/01/2017        110,157           110,379
FHLMC                                                                        5.500%    08/01/2017        358,428           366,119
FHLMC                                                                        5.500%    09/01/2017         23,244            23,743
FHLMC                                                                        6.000%    09/01/2017         10,861            11,224
FHLMC                                                                        5.000%    10/01/2017        337,503           338,183
FHLMC                                                                        5.000%    11/01/2017        260,369           260,894
FHLMC                                                                        5.500%    11/01/2017         46,725            47,728
FHLMC                                                                        5.000%    01/01/2018        216,755           217,191
FHLMC                                                                        5.000%    03/01/2018         36,047            36,105
FHLMC                                                                        5.000%    04/01/2018        156,458           156,712
FHLMC                                                                        6.500%    04/01/2018         53,724            56,060

                                                                            INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                                                   RATE        DATE          AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
FHLMC                                                                        5.000%    05/01/2018      1,484,888         1,487,420
FHLMC                                                                        5.000%    06/01/2018        750,308           751,542
FHLMC                                                                        5.000%    07/01/2018         24,799            24,839
FHLMC                                                                        4.500%    08/01/2018      1,579,973         1,549,924
FHLMC                                                                        9.000%    09/01/2018         24,634            25,917
FHLMC                                                                        5.000%    10/01/2018         46,401            46,476
FHLMC                                                                        4.500%    11/01/2018        789,951           774,927
FHLMC                                                                        4.500%    12/01/2018        702,099           688,746
FHLMC                                                                        6.000%    12/01/2018        132,694           136,974
FHLMC                                                                        4.500%    01/01/2019        390,923           383,488
FHLMC                                                                        6.000%    02/01/2019         55,558            57,321
FHLMC                                                                        4.500%    03/01/2019      1,734,133         1,699,753
FHLMC                                                                        4.500%    04/01/2019      2,115,753         2,073,342
FHLMC                                                                        5.500%    09/01/2019        155,730           159,026
FHLMC                                                                        6.000%    07/01/2022        309,559           318,932
FHLMC                                                                        7.000%    06/01/2024            321               340
FHLMC                                                                        8.000%    07/01/2024         86,904            93,763
FHLMC                                                                        8.000%    08/01/2024          9,906            10,688
FHLMC                                                                        8.000%    06/01/2025             75                82
FHLMC                                                                        8.000%    07/01/2025         93,447           100,899
FHLMC                                                                        8.000%    09/01/2025            689               743
FHLMC                                                                        8.000%    11/01/2025          1,948             2,101
FHLMC                                                                        8.000%    12/01/2025          7,272             7,852
FHLMC                                                                        8.000%    01/01/2026            731               789
FHLMC                                                                        7.000%    05/01/2026         19,139            20,256
FHLMC                                                                        8.000%    06/01/2026         17,974            19,376
FHLMC                                                                        7.000%    09/01/2027          1,341             1,416
FHLMC                                                                        5.500%    01/01/2029         69,552            70,119
FHLMC                                                                        6.000%    01/01/2029        145,898           149,825
FHLMC                                                                        6.000%    02/01/2029        198,385           203,725
FHLMC                                                                        7.000%    04/01/2029            779               821
FHLMC(3)                                                                     6.000%    05/01/2029        272,145           279,315
FHLMC                                                                        7.000%    07/01/2029         53,701            56,623
FHLMC                                                                        7.000%    10/01/2029        113,326           119,492
FHLMC                                                                        7.000%    11/01/2029         52,427            55,280
FHLMC                                                                        7.000%    12/01/2029          5,587             5,891
FHLMC(3)                                                                     7.000%    01/01/2030         89,290            94,148
FHLMC                                                                        7.000%    04/01/2030            661               697
FHLMC                                                                        7.000%    09/01/2030         39,269            41,394
FHLMC                                                                        7.000%    10/01/2030         10,741            11,323
FHLMC                                                                        7.500%    10/01/2030          2,171             2,325
FHLMC                                                                        7.000%    11/01/2030         12,863            13,559
FHLMC                                                                        7.000%    05/01/2031         53,612            56,500
FHLMC                                                                        7.000%    06/01/2031         20,903            22,029
FHLMC                                                                        7.000%    07/01/2031         31,593            33,294
FHLMC                                                                        7.000%    08/01/2031          3,151             3,321
FHLMC                                                                        7.000%    09/01/2031         63,621            67,048
FHLMC                                                                        7.000%    10/01/2031          2,759             2,908
FHLMC                                                                        7.000%    11/01/2031         53,724            56,618
FHLMC                                                                        6.000%    01/01/2032         68,314            70,010
FHLMC                                                                        5.500%    02/01/2032         47,696            47,971
FHLMC                                                                        5.500%    04/01/2032        276,534           277,953
FHLMC                                                                        7.000%    04/01/2032         20,666            21,776
FHLMC                                                                        7.000%    05/01/2032        441,924           465,582
FHLMC                                                                        6.500%    07/01/2032      1,393,613         1,448,380
FHLMC                                                                        7.000%    07/01/2032         15,154            15,965
FHLMC                                                                        6.500%    08/01/2032        295,019           306,613
FHLMC                                                                        6.000%    02/01/2033        578,321           592,665
FHLMC                                                                        6.000%    03/01/2033         69,006            70,717
FHLMC                                                                        7.000%    09/01/2033         60,900            64,160
FHLMC                                                                        6.000%    11/01/2033         73,068            74,806
FHLMC                                                                        6.000%    02/01/2034        290,557           297,472
FHLMC                                                                        6.000%    05/01/2034         63,206            64,710
                                                                                                                     -------------
                                                                                                                        20,144,079

                                                                            INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                                                   RATE        DATE          AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (50.5%)
FNMA                                                                         8.000%    10/01/2009         23,888            24,770
FNMA                                                                         6.500%    02/01/2012         33,778            35,286
FNMA                                                                         6.000%    05/01/2013         83,451            86,257
FNMA                                                                         6.000%    07/01/2013          7,355             7,602
FNMA                                                                         6.000%    08/01/2013         17,979            18,584
FNMA                                                                         6.500%    10/01/2013         56,429            58,950
FNMA                                                                         6.000%    11/01/2013         49,022            50,670
FNMA                                                                         6.000%    12/01/2013        131,500           135,875
FNMA                                                                         6.000%    01/01/2014        103,521           107,001
FNMA                                                                         6.000%    02/01/2014         34,847            36,017
FNMA                                                                         6.000%    03/01/2014         37,084            38,330
FNMA                                                                         6.000%    04/01/2014         17,520            18,108
FNMA                                                                         6.000%    05/01/2014         53,537            55,334
FNMA                                                                         6.000%    06/01/2014      1,353,617         1,399,047
FNMA                                                                         5.500%    07/01/2014        110,222           112,507
FNMA                                                                         6.000%    07/01/2014          4,468             4,618
FNMA                                                                         6.000%    08/01/2014         84,971            87,347
FNMA                                                                         8.000%    08/01/2014          7,856             8,120
FNMA                                                                         6.000%    11/01/2014        123,642           127,792
FNMA                                                                         6.000%    04/01/2016          3,999             4,132
FNMA                                                                         6.000%    05/01/2016         15,173            15,678
FNMA                                                                         6.500%    05/01/2016         76,712            80,126
FNMA                                                                         6.500%    06/01/2016         21,556            22,516
FNMA                                                                         6.500%    07/01/2016         75,841            79,216
FNMA                                                                         6.500%    09/01/2016         88,867            92,822
FNMA                                                                         5.500%    10/01/2016        141,695           144,551
FNMA                                                                         5.500%    05/01/2017        313,763           320,064
FNMA                                                                         5.500%    09/01/2017        352,770           359,854
FNMA                                                                         5.500%    10/01/2017         57,973            59,137
FNMA                                                                         5.000%    11/01/2017        214,749           214,942
FNMA                                                                         5.500%    12/01/2017        454,115           463,234
FNMA                                                                         4.500%    01/01/2018        137,429           134,708
FNMA                                                                         5.500%    01/01/2018        928,678           947,327
FNMA                                                                         5.000%    02/01/2018        146,117           146,197
FNMA                                                                         5.500%    02/01/2018        330,242           336,874
FNMA                                                                         4.500%    04/01/2018        263,116           257,744
FNMA                                                                         4.500%    05/01/2018        603,168           590,887
FNMA                                                                         5.000%    05/01/2018        686,037           686,411
FNMA                                                                         5.500%    05/01/2018         23,042            23,505
FNMA                                                                         6.500%    05/01/2018        124,172           129,665
FNMA                                                                         4.500%    06/01/2018         80,362            78,718
FNMA                                                                         5.500%    06/01/2018      2,833,472         2,890,371
FNMA                                                                         4.500%    07/01/2018         57,171            56,002
FNMA                                                                         4.500%    08/01/2018        156,949           153,738
FNMA                                                                         5.000%    08/01/2018        143,887           143,965
FNMA                                                                         6.000%    08/01/2018         87,741            90,485
FNMA                                                                         5.000%    09/01/2018      2,386,946         2,388,247
FNMA                                                                         4.500%    10/01/2018        142,955           140,031
FNMA                                                                         5.000%    10/01/2018      1,559,123         1,559,973
FNMA                                                                         4.500%    11/01/2018         85,044            83,304
FNMA                                                                         5.500%    11/01/2018         21,185            21,613
FNMA                                                                         4.500%    12/01/2018      2,045,887         2,004,034
FNMA                                                                         4.500%    01/01/2019      2,210,301         2,164,859
FNMA                                                                         5.500%    01/01/2019         65,854            67,185
FNMA                                                                         4.500%    02/01/2019        464,532           455,029
FNMA                                                                         4.500%    04/01/2019      1,151,090         1,127,198
FNMA                                                                         4.000%    06/01/2019      1,167,722         1,118,550
FNMA                                                                         5.500%    08/01/2019      5,799,625         5,914,405
FNMA                                                                         5.500%    09/01/2019        532,881           543,428
FNMA                                                                         8.000%    05/01/2022         20,559            21,481
FNMA                                                                         7.500%    08/01/2023         20,790            22,323
FNMA                                                                         6.500%    04/01/2024          5,502             5,743
FNMA                                                                         5.000%    06/01/2024      1,776,262         1,753,631
FNMA                                                                         6.500%    11/01/2024         66,525            69,456
FNMA                                                                         7.000%    10/01/2025         44,895            47,545
FNMA                                                                         7.500%    02/01/2026         39,443            42,378
FNMA                                                                         6.500%    04/01/2026         12,584            13,124
FNMA                                                                         7.000%    09/01/2026         24,336            25,772
FNMA                                                                         7.500%    09/01/2026         42,676            45,830
FNMA                                                                         7.000%    04/01/2027         18,819            19,882
FNMA                                                                         7.500%    05/01/2027          5,989             6,427
FNMA                                                                         7.500%    11/01/2027         16,475            17,681
FNMA                                                                         7.500%    12/01/2027         44,574            47,838
FNMA                                                                         7.500%    01/01/2028          3,099             3,328
FNMA                                                                         7.500%    02/01/2028         23,054            24,774
FNMA                                                                         6.500%    11/01/2028         55,697            58,024
FNMA                                                                         6.000%    01/01/2029         53,044            54,397
FNMA                                                                         6.500%    03/01/2029        266,728           277,851
FNMA                                                                         7.000%    03/01/2029         18,336            19,361
FNMA                                                                         6.500%    04/01/2029        635,079           661,857
FNMA                                                                         7.000%    04/01/2029        112,008           118,237
FNMA                                                                         7.000%    05/01/2029         98,027           103,478
FNMA                                                                         6.500%    06/01/2029         21,530            22,417

                                                                            INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                                                   RATE        DATE          AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
FNMA                                                                         6.500%    07/01/2029         21,422            22,307
FNMA                                                                         7.000%    07/01/2029         16,076            16,970
FNMA                                                                         7.500%    09/01/2029        211,462           226,411
FNMA                                                                         6.000%    10/01/2029        179,981           184,671
FNMA                                                                         7.000%    11/01/2029         10,063            10,623
FNMA                                                                         7.000%    12/01/2029         13,290            14,029
FNMA                                                                         7.000%    01/01/2030         34,751            36,672
FNMA                                                                         6.500%    02/01/2030         50,066            52,099
FNMA                                                                         7.000%    02/01/2030        119,035           125,642
FNMA                                                                         7.000%    03/01/2030          5,767             6,086
FNMA                                                                         7.000%    11/01/2030          4,032             4,255
FNMA                                                                         7.000%    12/01/2030         74,391            78,503
FNMA                                                                         7.000%    01/01/2031         22,308            23,536
FNMA                                                                         7.000%    06/01/2031        105,071           110,855
FNMA                                                                         7.000%    07/01/2031        126,916           133,903
FNMA                                                                         7.000%    08/01/2031         67,423            71,135
FNMA                                                                         6.500%    09/01/2031         30,152            31,360
FNMA                                                                         7.000%    09/01/2031        112,488           118,690
FNMA                                                                         7.000%    10/01/2031         53,170            56,110
FNMA                                                                         6.500%    12/01/2031        151,396           157,464
FNMA                                                                         7.500%    12/01/2031         21,258            22,742
FNMA                                                                         7.000%    01/25/2032        365,814           382,030
FNMA                                                                         6.000%    02/01/2032         67,189            68,765
FNMA                                                                         7.000%    05/01/2032         41,689            43,971
FNMA                                                                         6.500%    07/01/2032         77,534            80,612
FNMA                                                                         7.000%    08/01/2032         94,482            99,654
FNMA                                                                         6.000%    12/01/2032         33,622            34,411
FNMA                                                                         6.500%    01/01/2033         31,101            32,347
FNMA                                                                         6.000%    02/01/2033         21,064            21,559
FNMA                                                                         6.000%    03/01/2033         27,753            28,405
FNMA                                                                         5.500%    04/01/2033     14,006,403        14,052,778
FNMA                                                                         6.000%    05/01/2033         34,504            35,277
FNMA                                                                         5.000%    06/01/2033        532,155           521,778
FNMA                                                                         5.500%    06/01/2033        556,381           558,223
FNMA                                                                         5.500%    07/01/2033      1,261,523         1,265,700
FNMA                                                                         5.500%    08/01/2033        332,384           333,485
FNMA                                                                         5.000%    09/01/2033        253,096           248,161
FNMA                                                                         5.000%    10/01/2033      2,948,289         2,890,798
FNMA                                                                         5.000%    11/01/2033         29,057            28,491
FNMA                                                                         6.000%    11/25/2033        688,290           144,237
FNMA                                                                         5.000%    12/01/2033        890,438           873,074
FNMA                                                                         5.000%    03/01/2034     12,348,773        12,107,972
FNMA                                                                         5.500%    03/01/2034        349,381           350,537
FNMA                                                                         5.000%    04/01/2034      1,162,927         1,140,250
FNMA                                                                         6.000%    08/01/2034      1,965,424         2,009,483
FNMA                                                                         5.500%    09/01/2034      1,541,270         1,544,561
FNMA                                                                         6.500%    09/01/2034      1,177,571         1,222,592
FNMA                                                                         6.500%    10/01/2034        298,252           309,655
FNMA                                                                         6.500%    11/01/2034      2,920,660         3,032,322
FNMA                                                                         5.500%    02/01/2035      6,800,000         6,808,500
                                                                                                                     -------------
                                                                                                                        83,779,466

                                                                            INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                                                   RATE        DATE          AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (2.9%)
GNMA                                                                         7.250%    04/15/2006          2,122             2,143
GNMA                                                                         5.500%    04/15/2014        121,436           125,118
GNMA                                                                         6.000%    04/15/2014        221,405           229,897
GNMA                                                                         6.500%    08/15/2014         12,680            13,309
GNMA                                                                         8.000%    08/15/2016         10,026            10,781
GNMA                                                                         6.000%    12/15/2016        247,459           256,739
GNMA                                                                         8.000%    03/15/2017          2,590             2,801
GNMA                                                                         8.000%    04/15/2017         14,070            15,220
GNMA                                                                         6.500%    12/15/2023         49,366            51,900
GNMA                                                                         8.000%    09/20/2026         95,975           103,081
GNMA                                                                         7.500%    09/15/2027         16,962            18,226
GNMA                                                                         6.000%    02/20/2029        252,753           259,995
GNMA                                                                         7.500%    10/15/2029         32,265            34,619
GNMA                                                                         6.000%    12/15/2031         30,042            30,937
GNMA                                                                         6.000%    01/15/2033         96,810            99,552
GNMA                                                                         5.000%    07/15/2033      1,794,945         1,773,806
GNMA                                                                         6.000%    07/15/2033        417,418           429,239
GNMA                                                                         5.000%    10/15/2033        772,185           763,091
GNMA                                                                         6.000%    01/15/2034        306,005           314,608
GNMA                                                                         6.500%    06/20/2034        329,056           342,780
                                                                                                                     -------------
                                                                                                                         4,877,842

TOTAL U.S. GOVERNMENT AGENCY BONDS (IDENTIFIED COST $109,441,838)                                                      108,801,387
                                                                                                                     -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.9%)
United States Treasury Note                                                  4.000%    02/15/2015      3,300,000         3,170,577

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (IDENTIFIED COST $3,137,353)                                                    3,170,577
                                                                                                                     -------------

SHORT-TERM INVESTMENTS (25.3%)
     FIFTH THIRD REPURCHASE AGREEMENT                                        2.500%    04/01/2005     41,895,814        41,895,814
     DATED 03/31/05 (Repurchase value $41,898,723                                                                    -------------
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $41,895,814)                                                              41,895,814
                                                                                                                     -------------

TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $166,612,956)(6)                                                            165,803,681

TOTAL OTHER ASSETS LESS LIABILITIES  (0.1%)                                                                                177,287
                                                                                                                     -------------

TOTAL NET ASSETS (100.0%)                                                                                            $ 165,980,968
                                                                                                                     =============

FORWARD COMMITMENTS

                                                                             COUPON     DELIVERY      PRINCIPAL
AGENCY                                                                        RATE        DATE          AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
TBA PURCHASE COMMITMENTS AT MARCH 31, 2005 (COST PAYABLE $147,973,426)
FNMA 15 YR TBA                                                               4.00%     04/13/2005    $  4,600,000    $   4,403,065
FNMA 15 YR TBA                                                               4.50%     04/13/2005      15,600,000       15,249,000
FNMA 15 YR TBA                                                               5.00%     04/13/2005      12,800,000       12,787,994
FNMA 15 YR TBA                                                               5.50%     04/13/2005       7,200,000        7,335,000
FNMA 15 YR TBA                                                               6.00%     04/13/2005       8,000,000        8,260,000
FNMA GOLD 15 YR TBA                                                          5.50%     04/20/2005         900,000          918,000
FNMA 30 YR TBA                                                               4.50%     04/13/2005       3,300,000        3,130,875
FNMA 30 YR TBA                                                               5.00%     04/13/2005       8,200,000        8,015,500
FNMA 30 YR TBA                                                               5.50%     04/13/2005      25,600,000       25,632,000
FNMA 30 YR TBA                                                               6.00%     04/13/2005      34,400,000       35,152,500
FNMA 30 YR TBA                                                               6.50%     04/13/2005       6,100,000        6,328,750
FNMA GOLD 30 YR TBA                                                          5.00%     04/20/2005      12,600,000       12,324,375
FNMA GOLD 30 YR TBA                                                          6.00%     04/20/2005       4,100,000        4,194,813
GNMA 30YR TBA                                                                5.50%     04/20/2005       1,900,000        1,916,625
GNMA 30YR TBA                                                                6.00%     04/20/2005         700,000          718,812
GNMA2 30YR TBA(5)                                                            6.00%     04/20/2005       1,100,000        1,127,500
                                                                                                                     -------------
                                                                                                                       147,494,809
                                                                                                                     =============
TBA SALE COMMITMENTS AT MARCH 31, 2005 (PROCEEDS RECEIVABLE $106,665,680)
FNMA 15 YR TBA                                                               4.50%     04/13/2005     (11,300,000)     (11,045,750)
FNMA 15 YR TBA                                                               5.00%     04/13/2005      (6,100,000)      (6,094,278)
FNMA 15 YR TBA                                                               5.50%     04/13/2005     (12,100,000)     (12,326,875)
FNMA 15 YR TBA                                                               6.00%     04/13/2005      (1,400,000)      (1,445,500)
FNMA GOLD 15 YR TBA                                                          4.50%     04/20/2005      (2,400,000)      (2,349,000)
FNMA GOLD 15 YR TBA                                                          5.00%     04/20/2005      (2,400,000)      (2,400,000)
FNMA GOLD 15 YR TBA                                                          5.50%     04/20/2005      (1,000,000)      (1,020,000)
FNMA 30 YR TBA                                                               5.00%     04/13/2005     (26,300,000)     (25,708,250)
FNMA 30 YR TBA                                                               5.50%     04/13/2005     (11,000,000)     (11,013,750)
FNMA 30 YR TBA                                                               6.00%     04/13/2005     (15,800,000)     (16,145,625)
FNMA 30 YR TBA                                                               6.50%     04/13/2005      (4,000,000)      (4,150,000)
FNMA GOLD 30 YR TBA                                                          5.00%     04/20/2005        (700,000)        (684,688)
FNMA GOLD 30 YR TBA                                                          6.00%     04/20/2005      (5,600,000)      (5,729,500)
GNMA 30 YR TBA                                                               5.00%     04/20/2005      (1,800,000)      (1,774,688)
GNMA 30 YR TBA                                                               5.50%     04/20/2005      (1,900,000)      (1,916,625)
GNMA 30 YR TBA                                                               6.00%     04/20/2005      (1,500,000)      (1,540,313)
GNMA2 30 YR TBA(5)                                                           6.00%     04/20/2005      (1,200,000)      (1,230,000)
                                                                                                                     -------------
                                                                                                                      (106,574,842)
                                                                                                                     =============


WRITTEN OPTION ACTIVITY

                                                                  NUMBER OF            CONTRACT
                                                                  CONTRACTS            PREMIUMS
                                                                -----------------------------------
Options Outstanding at Beginning of Year                               -              $        -
Optons Sold                                                           27                   6,945
Options Exercised or Cancelled Prior to Exercise                       -                       -
Options Expired                                                        -                       -
                                                                ----------------------------------
Options Outstanding at End of Period                                  27                   6,945
                                                                ==================================


OUTSTANDING FUTURES CONTRACTS

                                                                                                                      UNREALIZED
                                                                                  UNITS PER         CURRENT          APPRECIATION/
                                                  EXPIRATION      CONTRACTS       CONTRACT           VALUE          (DEPRECIATION)
                                                ------------------------------------------------------------------------------------
2 Year Note Future (Buy)                          06/18/2005          60            2,000         $ 12,413,436       $      (1,915)
5 Year Note Future (Sell)                         06/18/2005         170            1,000           18,205,946             (49,237)
10 Year Note Future (Sell)                        06/18/2005         113            1,000           12,347,013             (56,391)
Eurodollar 90 Day Future (Buy)                    09/17/2005          62            2,500           14,883,875             (25,869)
Eurodollar 90 Day Future (Sell)                   09/16/2006          62            2,500           14,790,100              36,258
Eurodollar 90 Day Future (Buy)                    12/17/2005         137            2,500           32,799,513             (27,144)
                                                                                                                     -------------
                                                                                                                     $    (124,298)
                                                                                                                     =============

(1) Interest only security.
(2) Represents a variable or increasing rate security. Rate disclosed is the current rate as of March 31, 2005.
(3) Security has been segregated as collateral to cover margin requirements for open futures contracts as of March 31, 2005.
(4) Security represents zero coupon bond.
(5) Fair valued security under procedures established by the Fund's Board of Directors.
(6) See Note 6 for important tax information.

SEE NOTES TO FINANCIAL STATEMENTS FOR ADDITIONAL INFORMATION.

Accessor Limited Duration U.S. Government Fund

                                                           INTEREST          MATURITY           PRINCIPAL
DESCRIPTION                                                 RATE               DATE              AMOUNT                   VALUE
----------------------------------------------------------------------------------------------------------------------------------
U.S. AGENCY BONDS (94.8%)

FEDERAL FARM CREDIT BANK (FFCB) (2.3%)
FFCB                                                        6.700%          09/13/2005         $   200,000            $    203,210
FFCB                                                        1.850%          06/26/2006           1,000,000                 976,192
FFCB                                                        5.900%          02/05/2008             100,000                 104,460
FFCB                                                        5.960%          06/16/2008             200,000                 209,960
                                                                                                                      ------------
                                                                                                                         1,493,822

FEDERAL HOME LOAN BANK (FHLB) (43.4%)
FHLB                                                        4.625%          04/15/2005           1,000,000               1,000,602
FHLB                                                        4.080%          05/06/2005           1,000,000               1,000,960
FHLB                                                        7.250%          05/13/2005           2,000,000               2,009,836
FHLB                                                        6.955%          07/15/2005           1,000,000               1,011,407
FHLB                                                        3.000%          08/15/2005             960,000                 959,853
FHLB                                                        3.250%          08/15/2005           2,000,000               2,001,528
FHLB                                                        4.875%          08/15/2005           1,000,000               1,007,020
FHLB                                                        6.875%          08/15/2005           1,250,000               1,268,039
FHLB                                                        4.570%          10/11/2005             300,000                 301,829
FHLB                                                        2.000%          10/28/2005             225,000                 223,189
FHLB                                                        2.125%          11/15/2005           1,695,000               1,681,091
FHLB                                                        2.200%          12/22/2005             200,000                 198,087
FHLB                                                        6.320%          02/21/2006             500,000                 511,440
FHLB                                                        2.000%          02/27/2006           1,000,000                 985,101
FHLB                                                        5.665%          03/22/2006             110,000                 112,009
FHLB                                                        4.750%          05/15/2006           1,000,000               1,010,416
FHLB                                                        2.320%          06/26/2006             240,000                 235,592
FHLB                                                        3.500%          08/15/2006             500,000                 497,668
FHLB                                                        5.250%          08/15/2006             500,000                 509,247
FHLB                                                        2.950%          09/14/2006           1,000,000                 986,701
FHLB                                                        2.100%          10/13/2006           1,000,000                 973,645
FHLB                                                        3.125%          11/15/2006           1,000,000                 987,786
FHLB                                                        2.500%          11/24/2006             200,000                 198,694
FHLB                                                        3.375%          01/10/2007           1,000,000                 990,245
FHLB                                                        2.875%          02/15/2007             300,000                 294,157
FHLB                                                        2.450%          03/29/2007             650,000                 631,008
FHLB                                                        3.500%          05/15/2007           2,725,000               2,695,578
FHLB                                                        4.650%          05/21/2007             250,000                 253,198
FHLB                                                        6.750%          08/15/2007             250,000                 265,020
FHLB                                                        3.500%          11/15/2007           2,000,000               1,966,724
FHLB                                                        5.875%          11/15/2007             120,000                 125,192
FHLB                                                        3.070%          01/15/2008             500,000                 485,908
FHLB                                                        5.625%          02/15/2008             315,000                 327,308
FHLB                                                        7.000%          02/15/2008             100,000                 107,733
FHLB                                                        3.625%          05/15/2008             240,000                 235,925
FHLB                                                        3.050%          12/30/2008             200,000                 199,891
                                                                                                                      ------------
                                                                                                                        28,249,627

FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (12.6%)
FHLMC                                                       7.000%          07/15/2005           1,000,000               1,011,153
FHLMC                                                       1.500%          07/29/2005           1,000,000                 994,977
FHLMC                                                       6.790%          08/26/2005             115,000                 116,757
FHLMC                                                       2.925%          09/09/2005             600,000                 599,979
FHLMC                                                       4.375%          10/18/2005             100,000                 100,514
FHLMC                                                       4.180%          11/08/2005           1,000,000               1,003,827
FHLMC                                                       2.500%          12/30/2005           1,000,000                 992,151
FHLMC                                                       6.130%          02/27/2006             300,000                 306,458
FHLMC                                                       6.750%          05/30/2006             300,000                 310,185
FHLMC                                                       3.000%          08/27/2007             600,000                 585,532
FHLMC                                                       3.300%          09/14/2007           1,000,000                 981,775
FHLMC                                                       4.500%          03/01/2010             571,940                 570,084
FHLMC                                                       4.500%          06/01/2010             651,560                 649,446
                                                                                                                      ------------
                                                                                                                         8,222,838
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (13.4%)
FNMA                                                        5.750%          06/15/2005           1,900,000               1,910,319
FNMA                                                        1.300%          06/30/2005           1,000,000                 995,706
FNMA                                                        7.000%          07/15/2005           2,000,000               2,022,306
FNMA                                                        6.770%          09/01/2005             100,000                 101,527
FNMA                                                        6.400%          09/27/2005             385,000                 390,646
FNMA                                                        2.000%          01/27/2006           1,500,000               1,480,440
FNMA                                                        2.250%          02/28/2006             250,000                 246,813
FNMA                                                        6.625%          03/21/2006             145,000                 148,961
FNMA                                                        2.100%          04/19/2006             210,000                 206,404
FNMA                                                        3.250%          06/28/2006           1,000,000                 992,025
FNMA                                                        4.500%          02/01/2010             248,122                 247,018
                                                                                                                      ------------
                                                                                                                         8,742,165

                                                           INTEREST          MATURITY           PRINCIPAL
DESCRIPTION                                                 RATE               DATE              AMOUNT                   VALUE
----------------------------------------------------------------------------------------------------------------------------------
SMALL BUSINESS ADMINISTRATION-PASS-THROUGH-AGENCY (SBA) (23.0%)
SBA                                                         5.125%          09/25/2005               6,716                   6,692
SBA                                                         6.375%          12/25/2006               1,110                   1,121
SBA                                                         4.875%          02/25/2007              28,726                  28,854
SBA                                                         5.625%          02/25/2007             195,050                 197,205
SBA                                                         5.875%          04/25/2007              22,972                  23,287
SBA                                                         6.475%          11/25/2007               5,371                   5,474
SBA                                                         5.375%          06/25/2008              74,312                  75,526
SBA                                                         7.125%          07/25/2008               2,882                   2,969
SBA                                                         5.375%          08/25/2008               9,130                   9,238
SBA                                                         5.975%          11/25/2008              16,176                  16,519
SBA                                                         4.250%          12/25/2008              49,877                  50,021
SBA                                                         5.975%          01/25/2009              17,893                  18,370
SBA                                                         5.375%          03/25/2009              18,037                  18,297
SBA                                                         6.725%          03/25/2009              48,229                  49,654
SBA                                                         3.125%          06/25/2009              74,244                  74,063
SBA                                                         5.125%          06/25/2009             215,682                 220,654
SBA                                                         5.125%          01/25/2010              38,719                  39,666
SBA                                                         6.125%          01/25/2010              28,315                  29,250
SBA                                                         3.250%          02/25/2010             236,547                 237,071
SBA                                                         3.500%          02/25/2010              12,180                  12,207
SBA                                                         6.125%          05/25/2010              17,123                  17,970
SBA                                                         5.875%          09/25/2010              38,283                  39,427
SBA                                                         6.125%          11/25/2010              58,825                  60,998
SBA                                                         5.375%          03/25/2011              36,126                  36,978
SBA                                                         6.375%          07/25/2011              15,591                  16,297
SBA                                                         5.125%          08/25/2011              29,354                  29,703
SBA                                                         7.125%          11/25/2011               3,976                   4,174
SBA                                                         5.875%          05/25/2012              17,631                  18,510
SBA                                                         4.625%          11/25/2012              90,638                  93,142
SBA                                                         7.125%          12/25/2012              45,858                  48,735
SBA                                                         5.125%          01/25/2013              27,606                  28,854
SBA                                                         3.090%          02/25/2013             216,886                 216,491
SBA                                                         3.375%          03/25/2013             114,817                 114,999
SBA                                                         7.125%          06/25/2013               4,757                   5,062
SBA                                                         4.625%          07/25/2013             138,871                 143,071
SBA                                                         4.500%          12/25/2013              21,571                  21,582
SBA                                                         3.500%          01/25/2014              14,155                  14,220
SBA                                                         6.265%          05/25/2014             586,957                 634,517
SBA                                                         7.125%          05/25/2014              33,090                  35,103
SBA                                                         5.250%          06/25/2014               5,655                   5,758
SBA                                                         4.125%          07/25/2014             156,876                 159,528
SBA                                                         7.125%          05/25/2015               8,653                   9,207
SBA                                                         5.975%          07/25/2015              28,190                  29,849
SBA                                                         5.475%          11/25/2015              56,694                  59,393
SBA                                                         6.875%          11/25/2015              12,110                  12,922
SBA                                                         3.875%          01/25/2016             137,157                 137,066
SBA                                                         5.125%          02/25/2016              31,164                  32,859
SBA                                                         3.750%          03/25/2016             172,508                 173,681
SBA                                                         3.875%          04/25/2016              28,343                  28,593
SBA                                                         4.250%          05/25/2016               2,381                   2,375
SBA                                                         5.625%          07/25/2016              94,106                  99,842
SBA                                                         5.875%          07/25/2016             953,603               1,019,541
SBA                                                         6.875%          08/25/2016              17,300                  18,523
SBA                                                         3.625%          12/25/2016             223,747                 222,770
SBA                                                         3.500%          03/25/2017              36,761                  36,985
SBA                                                         3.625%          07/25/2017              65,101                  65,722
SBA                                                         3.625%          08/25/2017              11,471                  11,325
SBA                                                         3.375%          09/25/2017              12,049                  12,165
SBA                                                         4.000%          09/25/2017              65,254                  64,425
SBA                                                         3.500%          12/25/2017             463,223                 466,184
SBA                                                         3.750%          01/25/2018              60,079                  60,081
SBA                                                         3.500%          02/25/2018              58,403                  58,779
SBA                                                         4.000%          05/25/2018              32,199                  31,778
SBA                                                         3.250%          08/25/2018             498,266                 498,348
SBA                                                         3.500%          10/25/2018              16,807                  16,622
SBA                                                         3.200%          01/25/2019              46,166                  46,163
SBA                                                         3.500%          02/25/2019               8,952                   8,854
SBA                                                         3.700%          04/25/2019              38,572                  37,906
SBA                                                         3.700%          05/25/2019              75,614                  75,527
SBA                                                         3.500%          06/25/2019             403,155                 405,929
SBA                                                         4.000%          07/25/2019              30,224                  29,967
SBA                                                         5.375%          06/25/2020             225,587                 237,632
SBA                                                         3.250%          09/25/2020              62,218                  62,229
SBA                                                         5.000%          11/25/2020              32,724                  34,085
SBA                                                         5.000%          12/25/2020              46,880                  48,957
SBA                                                         3.000%          04/25/2021             140,390                 139,961
SBA                                                         5.875%          04/25/2021              17,987                  18,631
SBA                                                         4.875%          05/25/2021              77,364                  80,631
SBA                                                         5.375%          07/25/2021              57,136                  60,175
SBA                                                         3.125%          10/25/2021             217,768                 217,744
SBA                                                         3.500%          11/25/2021             131,453                 130,423
SBA                                                         3.500%          06/25/2022              14,466                  14,340
SBA                                                         2.750%          09/25/2022              68,087                  67,895
SBA                                                         5.375%          10/25/2022             231,367                 239,853
SBA                                                         5.375%          04/25/2023             146,750                 151,391

                                                           INTEREST          MATURITY           PRINCIPAL
DESCRIPTION                                                 RATE               DATE              AMOUNT                   VALUE
----------------------------------------------------------------------------------------------------------------------------------
SBA                                                         5.125%          06/25/2023             416,468                 433,994
SBA                                                         3.000%          07/25/2023             561,090                 559,580
SBA                                                         4.625%          07/25/2023              39,315                  40,792
SBA                                                         4.125%          02/25/2024             341,346                 350,895
SBA                                                         5.375%          03/25/2024             113,646                 119,582
SBA                                                         5.625%          08/25/2024              61,656                  65,521
SBA                                                         5.625%          10/25/2024              74,149                  79,893
SBA                                                         3.250%          11/25/2024             227,531                 227,684
SBA                                                         4.625%          12/25/2024             103,512                 107,643
SBA                                                         3.125%          01/25/2025             495,638                 495,754
SBA                                                         5.875%          02/25/2025              59,782                  64,732
SBA                                                         5.125%          06/25/2025              27,141                  28,738
SBA                                                         5.375%          07/25/2025             406,907                 424,932
SBA                                                         5.625%          09/25/2025             119,440                 126,621
SBA                                                         2.625%          10/25/2025              33,057                  32,890
SBA                                                         5.625%          10/25/2025              83,337                  89,847
SBA                                                         2.950%          03/25/2026             556,043                 554,148
SBA                                                         4.375%          05/25/2028             953,708                 998,212
SBA                                                         4.000%          09/25/2029             990,618               1,055,955
SBA                                                         2.700%          02/25/2030             995,320                 992,151
                                                                                                                      ------------
                                                                                                                        14,988,149

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $62,140,422)                                                                   61,696,601
                                                                                                                      ------------


SHORT-TERM INVESTMENTS (3.8%)

     FIFTH THIRD REPURCHASE AGREEMENT                       2.500%          04/01/2005           2,469,439               2,469,439
     DATED 03/31/05 (Repurchase value $2,469,610
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,469,439)                                                                2,469,439
                                                                                                                      ------------

TOTAL INVESTMENTS (98.6%) (IDENTIFIED COST $64,609,861)(1)                                                              64,166,040

TOTAL OTHER ASSETS LESS LIABILITIES (1.4%)                                                                                 941,238
                                                                                                                      ------------

TOTAL NET ASSETS (100.0%)                                                                                             $ 65,107,278
                                                                                                                      ============

(1) See Note 6 for important tax information.

SEE NOTES TO FINANCIAL STATEMENTS FOR ADDITIONAL INFORMATION.

Accessor U.S. Government Money Fund

                                                           INTEREST          MATURITY           PRINCIPAL
DESCRIPTION                                                 RATE               DATE              AMOUNT                   VALUE
----------------------------------------------------------------------------------------------------------------------------------
U.S. AGENCY BONDS (78.4%)

FEDERAL HOME LOAN BANK (FHLB) (25.7%)
FHLB                                                        1.400%          04/01/2005         $ 25,000,000         $   25,000,000
FHLB                                                        1.500%          05/04/2005           25,000,000             25,000,000
FHLB                                                        2.280%          08/15/2005           25,000,000             25,000,000
FHLB                                                        2.270%          09/30/2005           25,000,000             25,000,000
FHLB                                                        2.400%          10/28/2005           25,000,000             25,000,000
FHLB                                                        2.829%          11/22/2005           60,000,000             60,000,000
FHLB                                                        2.850%          12/14/2005           25,000,000             25,000,000
FHLB                                                        2.834%          01/12/2006           60,000,000             60,000,000
FHLB                                                        2.819%          03/01/2006           50,000,000             50,000,000
                                                                                                                    --------------
                                                                                                                       320,000,000

FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (27.6%)
FHLMC                                                       2.500%          04/12/2005           40,000,000             39,969,445
FHLMC                                                       2.615%          04/25/2005           25,000,000             24,956,417
FHLMC                                                       2.640%          05/10/2005           40,000,000             39,885,600
FHLMC                                                       2.650%          05/17/2005           38,755,000             38,623,771
FHLMC                                                       2.710%          06/14/2005           40,000,000             39,777,178
FHLMC                                                       2.610%          06/28/2005           40,000,000             39,744,800
FHLMC                                                       2.820%          07/06/2005           42,000,000             41,684,160
FHLMC                                                       2.765%          07/12/2005           40,000,000             39,686,633
FHLMC                                                       2.750%          07/19/2005           40,000,000             39,666,945
                                                                                                                    --------------
                                                                                                                       343,994,949

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (25.1%)
FNMA                                                        2.480%          04/06/2005           40,000,000             39,986,222
FNMA                                                        1.270%          04/25/2005           25,000,000             25,000,000
FNMA                                                        2.630%          05/23/2005           40,000,000             39,848,044
FNMA                                                        2.735%          05/25/2005           40,000,000             39,835,900
FNMA                                                        2.837%          06/08/2005           40,000,000             39,785,649
FNMA                                                        2.790%          07/27/2005           40,000,000             39,637,300
FNMA                                                        3.011%          08/03/2005           40,000,000             39,585,151
FNMA                                                        3.150%          02/06/2006           25,000,000             25,000,000
FNMA                                                        3.250%          03/17/2006           25,000,000             25,000,000
                                                                                                                    --------------
                                                                                                                       313,678,266

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $977,673,215)                                                                 977,673,215
                                                                                                                    --------------

SHORT-TERM INVESTMENTS (21.7%)

     FIFTH THIRD REPURCHASE AGREEMENT                       2.500%          04/01/2005           30,064,773             30,064,773
     DATED 03/31/05 (Repurchase value $30,066,861
     collateralized by U.S. Government Agency Securities)

     WARBURG DILLON REED REPURCHASE AGREEMENT               2.820%          04/01/2005          240,000,000            240,000,000
     DATED 3/31/05 (Repurchase value $240,018,800
     collateralized by U.S. Government Agency Securities)


TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $270,064,773)                                                            270,064,773
                                                                                                                    --------------

TOTAL INVESTMENTS (100.1%) (IDENTIFIED COST $1,247,737,988)(1)                                                       1,247,737,988

TOTAL LIABILITIES LESS OTHER ASSETS (-0.1%)                                                                               (877,133)
                                                                                                                    --------------

TOTAL NET ASSETS (100.0%)                                                                                           $1,246,860,855
                                                                                                                    ==============

(1) See Note 6 for important tax information.

SEE NOTES TO FINANCIAL STATEMENTS FOR ADDITIONAL INFORMATION.

Accessor Income Allocation Fund

DESCRIPTION                                                                      ALLOCATION          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (91.0%)

ACCESSOR FUNDS - ADVISOR CLASS SHARES
High Yield Bond                                                                       10.0%          121,010       $  1,327,477
Intermediate Fixed-Income                                                              6.9            77,797            911,778
Short-Intermediate Fixed-Income                                                       40.8           458,980          5,420,559
Mortgage Securities                                                                    7.1            75,597            945,721
U.S. Government Money                                                                 26.2         3,484,213          3,484,213
                                                                                                                   ------------

                                                                                                                     12,089,748
                                                                                                                   ------------
TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $12,257,046)

                                                                INTEREST          MATURITY        PRINCIPAL
SHORT-TERM INVESTMENTS (8.9%)                                    RATE              DATE            AMOUNT              VALUE
                                                             -------------------------------------------------------------------

     FIFTH THIRD REPURCHASE AGREEMENT                            2.500%         04/01/2005       $ 1,176,416       $  1,176,416
     DATED 03/31/05 (Repurchase value $1,176,498
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,176,416)                                                             1,176,416
                                                                                                                   ------------

TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $13,433,462)(1)                                                           13,266,164

TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)                                                                               17,102
                                                                                                                   ------------

TOTAL NET ASSETS (100.0%)                                                                                          $ 13,283,266
                                                                                                                   ============

(1) See Note 6 for important tax information.

SEE NOTES TO FINANCIAL STATEMENTS FOR ADDITIONAL INFORMATION.

Accessor Income and Growth Allocation Fund

DESCRIPTION                                                                        ALLOCATION       SHARES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (95.4%)

ACCESSOR FUNDS - ADVISOR CLASS SHARES
Growth                                                                                 10.4%         118,036        $  2,686,502
Value                                                                                   8.9          118,084           2,300,284
Small to Mid Cap                                                                        4.8           50,024           1,235,598
International Equity                                                                    6.0          102,541           1,541,196
High Yield Bond                                                                         6.8          160,184           1,757,214
Intermediate Fixed-Income                                                               7.9          173,774           2,036,626
Short-Intermediate Fixed-Income                                                        26.9          586,984           6,932,278
Mortgage Securities                                                                     8.0          164,617           2,059,365
U.S. Government Money                                                                  15.7        4,062,177           4,062,177
                                                                                                                    ------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $23,654,348)                                                              24,611,240
                                                                                                                    ------------

                                                                   INTEREST      MATURITY         PRINCIPAL
SHORT-TERM INVESTMENTS (4.3%)                                        RATE          DATE             AMOUNT             VALUE
                                                                  ---------------------------------------------------------------

     FIFTH THIRD REPURCHASE AGREEMENT                               2.500%       04/01/2005      $ 1,097,717        $  1,097,717
     DATED 3/31/05 (Repurchase value $1,097,793
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,097,717)                                                              1,097,717
                                                                                                                    ------------

TOTAL INVESTMENTS (99.7%) (IDENTIFIED COST $24,752,065)(1)                                                            25,708,957

TOTAL OTHER ASSETS LESS LIABILITIES (0.3%)                                                                                99,510
                                                                                                                    ------------

TOTAL NET ASSETS (100.0%)                                                                                           $ 25,808,467
                                                                                                                    ============

(1) See Note 6 for important tax information.

SEE NOTES TO FINANCIAL STATEMENTS FOR ADDITIONAL INFORMATION.

Accessor Balanced Allocation Fund

DESCRIPTION                                                                         ALLOCATION      SHARES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (93.5%)

ACCESSOR FUNDS - ADVISOR CLASS SHARES
Growth                                                                                  16.9%        404,269        $  9,201,160
Value                                                                                   15.0         419,449           8,170,862
Small to Mid Cap                                                                         7.9         175,424           4,332,974
International Equity                                                                     9.8         356,779           5,362,394
High Yield Bond                                                                          4.9         244,820           2,685,680
Intermediate Fixed-Income                                                                9.1         423,070           4,958,383
Short-Intermediate Fixed-Income                                                         17.5         808,695           9,550,683
Mortgage Securities                                                                      6.0         260,609           3,260,213
U.S. Government Money                                                                    6.4       3,500,232           3,500,233
                                                                                                                    ------------


TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $47,544,763)                                                              51,022,582
                                                                                                                    ------------

                                                                    INTEREST      MATURITY       PRINCIPAL
SHORT-TERM INVESTMENTS (6.5%)                                         RATE          DATE          AMOUNT               VALUE
                                                                  ---------------------------------------------------------------

     FIFTH THIRD REPURCHASE AGREEMENT                                2.500%       04/01/2005     $ 3,549,587        $  3,549,587
     DATED 3/31/05 (Repurchase value $3,549,834
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $3,549,587)                                                              3,549,587
                                                                                                                    ------------

TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $51,094,350)(1)                                                           54,572,169

TOTAL LIABILITIES LESS OTHER ASSETS (0.0%)                                                                                11,494
                                                                                                                    ------------

TOTAL NET ASSETS (100.0%)                                                                                           $ 54,583,663
                                                                                                                    ============

(1) See Note 6 for important tax information.

SEE NOTES TO FINANCIAL STATEMENTS FOR ADDITIONAL INFORMATION.

Accessor Growth Allocation Fund

DESCRIPTION                                                                         ALLOCATION       SHARES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (96.8%)

ACCESSOR FUNDS - ADVISOR CLASS SHARES
Growth                                                                                   25.9%       822,137       $ 18,711,845
Value                                                                                    24.6        911,983         17,765,437
Small to Mid Cap                                                                         13.5        396,521          9,794,058
International Equity                                                                     15.9        764,680         11,493,143
High Yield Bond                                                                           4.9        321,784          3,529,973
Intermediate Fixed-Income                                                                 5.0        305,454          3,579,917
Short-Intermediate Fixed-Income                                                           6.0        367,805          4,343,775
U.S. Government Money                                                                     1.0        703,708            703,708
                                                                                                                   ------------


TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $63,727,505)                                                             69,921,856
                                                                                                                   ------------

                                                                  INTEREST         MATURITY        PRINCIPAL
SHORT-TERM INVESTMENTS (3.0%)                                       RATE             DATE           AMOUNT            VALUE
                                                               -----------------------------------------------------------------

     FIFTH THIRD REPURCHASE AGREEMENT                               2.500%         04/01/2005    $ 2,140,084       $  2,140,084
     DATED 3/31/05 (Repurchase value $2,140,233
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,140,084)                                                             2,140,084
                                                                                                                   ------------

TOTAL INVESTMENTS (99.8%) (IDENTIFIED COST $65,867,589)(1)                                                           72,061,940

TOTAL OTHER ASSETS LESS LIABILITIES (0.2%)                                                                              188,225
                                                                                                                   ------------

TOTAL NET ASSETS (100.0%)                                                                                          $ 72,250,165
                                                                                                                   ============

(1) See Note 6 for important tax information.

SEE NOTES TO FINANCIAL STATEMENTS FOR ADDITIONAL INFORMATION.

Accessor Growth and Income Allocation Fund

DESCRIPTION                                                                     ALLOCATION        SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (94.4%)

ACCESSOR FUNDS - ADVISOR CLASS SHARES
Growth                                                                             20.0%          719,854       $ 16,383,872
Value                                                                              17.9           753,879         14,685,569
Small to Mid Cap                                                                   10.0           331,054          8,177,022
International Equity                                                               11.9           650,661          9,779,430
High Yield Bond                                                                     4.9           365,774          4,012,544
Intermediate Fixed-Income                                                           9.0           634,046          7,431,019
Short-Intermediate Fixed-Income                                                    15.3         1,062,419         12,547,169
Mortgage Securities                                                                 4.0           262,514          3,284,055
U.S. Government Money                                                               1.4         1,120,815          1,120,815
                                                                                                                ------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $71,901,551)                                                          77,421,495
                                                                                                                ------------

                                                                INTEREST      MATURITY         PRINCIPAL
SHORT-TERM INVESTMENTS (5.6%)                                     RATE          DATE             AMOUNT             VALUE
                                                               --------------------------------------------------------------

     FIFTH THIRD REPURCHASE AGREEMENT                            2.500%      04/01/2005       $ 4,577,646       $  4,577,646
     DATED 03/31/05 (Repurchase value $4,577,964
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $4,577,646)                                                          4,577,646
                                                                                                                ------------

TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $76,479,197)(1)                                                       81,999,141

TOTAL LIABILITIES LESS OTHER ASSETS (0.0%)                                                                            (8,350)
                                                                                                                ------------

TOTAL NET ASSETS (100.0%)                                                                                       $ 81,990,791
                                                                                                                ============

(1) See Note 6 for important tax information.

SEE NOTES TO FINANCIAL STATEMENTS FOR ADDITIONAL INFORMATION.

Accessor Aggressive Growth Allocation Fund

DESCRIPTION                                                                         ALLOCATION      SHARES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (98.9%)

ACCESSOR FUNDS - ADVISOR CLASS SHARES
Growth                                                                                  31.8%       470,067        $ 10,698,714
Value                                                                                   30.1        520,907          10,147,260
Small to Mid Cap                                                                        17.1        233,275           5,761,883
International Equity                                                                    19.9        446,249           6,707,115
U.S. Government Money                                                                    0.0             34                  34
                                                                                                                   ------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $30,135,049)                                                             33,315,006
                                                                                                                   ------------

                                                                    INTEREST       MATURITY       PRINCIPAL
SHORT-TERM INVESTMENTS (1.0%)                                         RATE          DATE            AMOUNT            VALUE
                                                                  -------------------------------------------------------------

     FIFTH THIRD REPURCHASE AGREEMENT                                2.500%       04/01/2005      $ 338,289        $    338,289
     DATED 03/31/05 (Repurchase value $338,312
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $338,289)                                                                 338,289
                                                                                                                   ------------

TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $30,473,338)(1)                                                           33,653,295

TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)                                                                               34,901
                                                                                                                   ------------

TOTAL NET ASSETS (100.0%)                                                                                          $ 33,688,196
                                                                                                                   ============

(1) See Note 6 for important tax information.

SEE NOTES TO FINANCIAL STATEMENTS FOR ADDITIONAL INFORMATION.

                                NOTES to Form N-Q
                      For the period ending March 31, 2005

Organization

Accessor Funds, Inc. ("Accessor Funds") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of 16 diversified investment funds (individually, a "Fund", and collectively, the "Funds") and this report covers the following 16 funds: Growth Fund, Value Fund, Small to Mid Cap Fund (the "Equity Funds"), International Equity Fund (the "International Fund"), High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund, (the "Bond Funds"), Limited Duration U.S. Government Fund ("Limited Duration Fund") and U.S. Government Money Fund (the "Money Fund"); and the Accessor Allocation Funds: Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth & Income Allocation Fund, Accessor Growth Allocation Fund, and Accessor Aggressive Growth Allocation Fund (the "Accessor Allocation Funds"). Accessor Funds was incorporated in Maryland on June 10, 1991. Each Fund offers four classes of shares, (except the Limited Duration Fund which only offers one class of shares) Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares. Each class of shares has identical rights and privileges except with respect to expenses specific to each class, and with respect to voting rights on matters affecting a single class, including distribution, shareholder service and administrative service arrangements.

Security Valuation

Net Asset Value ("NAV") per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. EST except for the Money Fund and the Allocation Funds which are calculated at 5:00 p.m. EST., if the markets close early, the Funds may close early and may value their shares at an earlier time under these circumstances. The Funds generally value their securities using market quotations obtained from a pricing service. Equity securities (both domestic and international) listed and traded principally on a national securities exchange are typically valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Because foreign securities markets are open on different days from U.S. markets, there may be instances when prices of foreign securities in which a Fund invests may change on days when shareholders are not able to buy or sell Fund shares. Over-the-counter equity securities traded on the NASDAQ National Market and NASDAQ Small Cap Markets shall be based on the NASDAQ Official Closing Price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. All other over-the-counter equity securities, options, and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. Fixed-income securities and other assets for which market quotations are readily available (other than short-term obligations with remaining maturities of 60 days or less) are generally valued on the basis of most recent bid quotations obtained from dealers or pricing services with consideration of such factors as institutional-sized trading in similar groups of securities, quality, yield, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in the Money Fund and short-term debt investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund investments in the Accessor Allocation Funds are valued at the closing net asset value per share. An investment for which market quotations are not readily available or whose value has been materially affected by events occurring after the close of the exchange market for which the security is principally traded (for example, a foreign exchange or market) is valued at its fair value as determined in good faith in accordance with procedures adopted by the Accessor Funds' Board of Directors (the "Board of Directors"). The fair value of a security may be determined in circumstances, including, but not limited to, when (i) the exchange or market on which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a particular security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) the Manager or Money Manager believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or
(vi) there has been a significant subsequent event. A significant event is one where it is believed with a reasonably high degree of certainty to have caused the price of the security to no longer reflect its current value as of the time of the fund's net asset value calculation.

Security Transactions and Investment Income

Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for both financial statement and tax reporting purposes using the effective interest method. Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Realized gains and losses on the sale of investments are determined on the identified cost basis.

Foreign Currency Transactions

The books and records of the Funds are maintained in U.S. dollars. The Bond Funds may purchase debt obligations that are payable in a foreign currency, and the International Fund and Equity Funds may purchase equity securities that are denominated in a foreign currency. For these Funds, investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the exchange rate on the day of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the rate on the dates of the transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities. Reported net realized foreign exchange gains or losses arise from purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the translated amount of income or expenses initially recorded on each of the Fund's accounting records and the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, excluding investments in securities, resulting from changes in the exchange rates. The Funds report certain foreign currency related security transactions as components of realized gains and losses in the statements of operations for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations.

Off-Balance Sheet Risk

The Funds (other than the Limited Duration Fund, Money Fund and the Accessor Allocation Funds) may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, futures contracts and options transactions. The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts

The Funds (other than the Limited Duration Fund, Money Fund and the Accessor Allocation Funds) are permitted to enter into financial futures contracts and stock index futures contracts in accordance with their investment objectives. The International Fund may also purchase and write futures contracts on foreign currencies. A Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Fund each day, dependent on daily fluctuations in the value of the contract. Such payments or receipts are known as variation margin and are recorded for financial statement purposes as unrealized gains or losses by a Fund. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in the value of the underlying securities may not correlate to the change in value of the contracts.

Forward Foreign Currency Exchange Contracts

The International Fund will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The International Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss until the contract settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the International Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Options Transactions

The Funds (other than the Limited Duration Fund, Money Fund and the Accessor Allocation Funds) may purchase and sell call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The International Fund may also purchase and sell call and put options on foreign currencies. When any of the Funds writes a covered call or put option, an amount equal to the premium received is included in that Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. When any of the Funds purchases a call or put option, an amount equal to the premium paid is included in that Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

Repurchase Agreements

The Funds may enter into repurchase agreements (agreements to purchase securities-- generally securities of the U.S. Government, its agencies or instrumentalities-- subject to the seller's agreement to repurchase them at a specified time and price) with well-established dealers or institutions that the Funds' management has determined to be creditworthy. It is the Funds' policy to take possession of the underlying securities as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement.

Repurchase Agreement Collateral as of March 31, 2005

                          ISSUER of                                       INTEREST RATE      MATURITY DATE
                          REPURCHASE                                      (RANGE OF          (RANGE OF
FUND                      AGREEMENT           ISSUER(S)       PAR         INTEREST RATES)    MATURITY DATES)    MARKET VALUE
----                      ---------           ---------       ---         ---------------    ---------------    ------------
Growth                    Fifth Third Bank    FHLMC         $ 1,237,658               4.03%          03/01/34       $1,263,130

Value                     Fifth Third Bank    FNMA            1,972,663               4.50%          08/01/18        2,012,630

Small to Mid Cap          Fifth Third Bank    FNMA            1,414,171               4.50%          08/01/18        1,442,619

                                                                                                   04/01/14 -
International Equity      Fifth Third Bank    FNMA            1,045,759               6.50%          06/01/19        1,066,738

High Yield Bond           Fifth Third Bank    FNMA              955,016       7.00% - 7.50%          03/01/16          974,112

Intermediate
Fixed-Income              Fifth Third Bank    FHLMC           1,535,095               4.03%          03/01/34        1,565,850

                                                                                                   08/01/05 -
Mortgage Securities       Fifth Third Bank    FNMA & FHLMC   41,895,814      3.85% - 11.00%          04/01/34       42,731,890

Limited Duration U.S.
Government                Fifth Third Bank    FNMA            2,469,439               6.50%          06/01/19        2,518,714
                                                                                                   03/01/15 -

U.S. Government Money     Fifth Third Bank    FNMA           30,064,773       4.50% - 7.50%          01/01/31       30,664,848
                          Warburg Dillon                                                             6/1/05 -
                          Reed                FNMA          240,000,000         0% - 6.625%          10/15/07      245,048,337

                                                                                                   09/01/11 -
Income Allocation         Fifth Third Bank    FNMA            1,176,416       6.50% - 7.00%          04/01/14        1,199,902

Income and Growth                                                                                  09/01/11 -
Allocation                Fifth Third Bank    FNMA            1,097,717       7.00% - 7.50%          03/01/16        1,119,600

Balanced Allocation       Fifth Third Bank    FNMA            3,549,587               4.50%          08/01/18        3,621,014

Growth and Income
Allocation                Fifth Third Bank    FNMA            4,577,646       4.00% - 4.50%          08/01/18        4,669,308

                                                                                                   03/01/16 -
Growth Allocation         Fifth Third Bank    FNMA            2,140,084       4.00% - 7.00%          08/01/18        2,182,793

Aggressive Growth
Allocation                Fifth Third Bank    FNMA              338,289               4.50%          08/01/18          345,603


Forward Commitments

The Funds (other than the Accessor Allocation Funds) may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e. "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery. The Funds may enter into TBA sale commitments to hedge their Fund positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Restricted Securities

The Funds (other than the Accessor Allocation Funds) are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information relating to restricted securities held at March 31, 2005 is detailed in the Schedules of Investments, as applicable.

Identified Cost


The identified cost for federal income tax purposes of investments owned by each Fund, their respective gross unrealized appreciation / (depreciation), and resulting net unrealized appreciation / (depreciation) as applicable at March 31, 2005 were as follows:

                                                                                                  NET UNREALIZED
                                                     GROSS UNREALIZED       GROSS UNREALIZED       APPRECIATION
                              IDENTIFIED COST          APPRECIATION          (DEPRECIATION)       (DEPRECIATION)

Accessor Fund

Growth                         $111,111,638             $17,152,556          ($4,487,657)          $12,664,899

Value                            87,602,056              15,562,474           (5,046,331)           10,516,143

Small to Mid Cap                125,973,620              46,002,952           (7,188,682)           38,814,270

International Equity             70,333,236              22,497,865           (1,803,852)           20,694,013

High Yield Bond                  52,300,395               1,533,619           (1,607,810)              (74,191)

Intermediate Fixed-Income        54,301,592                 387,784             (963,205)             (575,421)

Short-Intermediate
Fixed-Income                     73,368,013                 147,480           (1,509,407)           (1,361,927)

Mortgage Securities             166,651,416                 711,659           (2,154,053)           (1,442,394)

Limited Duration U.S.
Government                       64,609,861                  13,041             (456,863)             (443,822)


Accessor Allocation Fund

Income Allocation              $ 13,436,217             $    42,932            ($212,985)          $  (170,053)

Income and Growth Allocation     24,758,865               1,238,784             (288,692)              950,092

Balanced Allocation              51,104,384               3,883,908             (416,123)            3,467,785

Growth and Income Allocation     76,486,130               6,187,757             (674,746)            5,513,011

Growth Allocation                65,886,895               6,363,473             (188,428)            6,175,045

Aggressive Growth Allocation     30,544,626               3,108,669                   --             3,108,669

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the registrant's disclosure controls and procedures within 90 days of the filing date of this report that the Registrant's disclosure controls and procedures are reasonably designed to ensure information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time period and that information required to be disclosed by the Registrant in the report that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There are no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ACCESSOR FUNDS, INC.

By    /s/ J. Anthony Whatley III
      -------------------------------------
      J. Anthony Whatley III
      President

Date  May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ J. Anthony Whatley III
      -------------------------------------
       J. Anthony Whatley III
       President

Date   May 31, 2005

By     /s/  Ravindra Deo
      -------------------------------------
       Ravindra Deo
       Treasurer

Date   May 31, 2005

                                       EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.